Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
March 31, 2024
LIM-NPRT1-0524
1.814648.119
Municipal Bonds - 95.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.9%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,523
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,862
Series 2023 B2, 5.25%, tender 12/1/30 (b)	7,120	7,684
Series 2023 D1, 5.5%, tender 2/1/29 (b)	18,160	19,355
Series 2022 E:
5% 6/1/27	4,175	4,298
5% 6/1/28	5,980	6,215
Energy Southeast Ala Coop. District Bonds Series 2023 B1, 5.75%, tender 11/1/31 (b)	9,840	10,886
Hoover Series 2023:
5% 3/1/39	5,000	5,696
5% 3/1/41	3,860	4,351
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	32,270	35,200
Jefferson County Swr. Rev. Series 2024:
5% 10/1/30	5,000	5,558
5% 10/1/38	3,310	3,662
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,954
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,080
5% 3/1/30	6,125	6,329
5% 3/1/31	6,135	6,335
5% 3/1/32	4,930	5,090
5% 3/1/33	7,165	7,397
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	6,260	6,263
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,850
5% 3/1/27	3,915	3,666
5% 3/1/28	4,225	3,894
5% 3/1/29	3,465	3,147
5% 3/1/30	4,180	3,746
Southeast Alabama Gas Supply District Bonds (Proj. No.2) Series 2024 B, 5%, tender 5/1/32 (b)	40,315	43,232
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	44,290	46,848
Southeast Energy Auth. Rev. Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	32,625	33,809
TOTAL ALABAMA		340,930
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,368
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	3,065	2,948
Series 2022 B1, 2% 12/1/32	4,750	4,041
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,755
TOTAL ALASKA		22,112
Arizona - 2.6%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,067
5% 2/1/35	1,580	1,809
5% 2/1/36	1,600	1,819
5% 2/1/37	1,700	1,914
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750	1,629
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	6,796	6,407
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(c)	15,385	15,467
Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	63,413
Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	32,912
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,264
5% 7/15/33	5,080	5,973
5% 7/15/34	4,715	5,533
Glendale Gen. Oblig. Series 2017, 5% 7/1/32	2,915	3,086
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	7,927
5% 7/1/28	7,255	7,388
5% 7/1/29	7,905	8,048
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,638
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	533
5% 5/15/41	1,000	958
5% 5/15/56	2,625	2,310
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,730
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,732
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,263
6% 1/1/48 (d)	7,730	5,635
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,000
Series C, 5%, tender 10/18/24 (b)	9,710	9,764
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,299
5% 7/1/33	7,320	8,258
5% 7/1/34	12,000	13,516
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	2,121
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	9,525	8,844
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	6,675	6,441
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,299
5% 7/1/28 (c)	3,085	3,224
5% 7/1/36 (c)	1,000	1,042
5% 7/1/42 (c)	2,210	2,267
Series 2019 B, 5% 7/1/34 (c)	2,000	2,151
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,049
5% 7/1/30	3,680	4,009
5% 7/1/31	1,255	1,367
5% 7/1/32	3,675	3,999
5% 7/1/36	1,000	1,079
5% 7/1/39	1,090	1,162
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,342
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/24	1,410	1,413
5% 7/1/25	2,285	2,326
5% 7/1/27	3,000	3,197
TOTAL ARIZONA		301,624
California - 5.3%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/51 (Assured Guaranty Muni. Corp. Insured)	7,810	2,156
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,760	6,683
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2016:
5% 8/1/26	14,065	14,696
5% 8/1/29	6,970	7,320
5% 9/1/29	2,755	2,899
Series 2017, 5% 8/1/30	14,245	15,243
Series 2020:
4% 3/1/26	3,300	3,361
4% 11/1/34	5,000	5,341
4% 11/1/35	1,000	1,063
4% 3/1/36	2,615	2,760
4% 11/1/36	9,885	10,436
5% 11/1/31	21,985	25,163
5% 11/1/31	3,500	4,006
5% 11/1/32	6,245	7,137
5% 11/1/32	10,000	11,429
Series 2021, 4% 10/1/26	7,965	8,159
Series 2022:
5% 4/1/35	2,520	2,746
5% 9/1/35	3,635	4,240
Series 2023, 5% 10/1/39	2,145	2,466
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,887
Bonds:
Series 2024 B1, 5%, tender 2/1/29 (b)	49,680	54,391
Series 2024 B2, 5%, tender 2/4/31 (b)	34,960	39,597
Series 2020 A:
4% 4/1/35	1,170	1,202
4% 4/1/36	5,000	5,102
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	3,629	3,589
Series 2021 1, 3.5% 11/20/35	20,630	19,338
Series 2023 A1, 4.375% 9/20/36	7,896	7,762
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,851
Series 2024 A, 3.25% 8/1/29	4,415	4,431
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	456
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	243
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	502
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,173
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., INC. Proj.) Series 2024 A, 3.875%, tender 3/1/34 (b)(c)	8,085	8,101
Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	4,420	4,618
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,114
5% 8/1/30	1,265	1,444
5% 8/1/31	555	644
5% 8/1/32	2,095	2,430
5% 8/1/33	2,085	2,417
5% 8/1/34	1,035	1,199
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,473
Series 2015, 5% (e)(f)	3,730	1,641
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	5,845	5,143
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,012
Series 2021 B2, 0% 6/1/66	127,740	14,426
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,802
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/24 (Escrowed to Maturity) (c)	295	295
Series 2018 A, 5% 5/15/34 (c)	1,000	1,059
Series 2018 C, 5% 5/15/36 (c)	2,960	3,098
Series 2019 A, 5% 5/15/35 (c)	2,085	2,235
Series 2019 D, 5% 5/15/38 (c)	3,045	3,194
Series 2020 C, 5% 5/15/45 (c)	5,820	6,104
Series 2021 D:
4% 5/15/38 (c)	4,605	4,589
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	275
5% 5/15/35 (c)	1,840	2,042
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	118
5% 5/15/36 (c)	6,885	7,597
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	434
Series 2022 A:
4% 5/15/37 (c)	13,805	13,892
5% 5/15/36 (c)	755	840
Series 2023 A:
5% 5/15/33 (c)	12,595	14,317
5% 5/15/34 (c)	13,295	15,098
5% 5/15/35 (c)	5,000	5,658
5% 5/15/36 (c)	1,500	1,686
5% 5/15/37 (c)	1,000	1,113
5% 5/15/38 (c)	1,000	1,104
5.25% 5/15/39 (c)	1,200	1,343
Series F, 5% 5/15/30 (c)	2,455	2,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	9,868
Los Angeles Unified School District Series 2020 C, 4% 7/1/36	3,810	4,053
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/36	6,000	7,104
5% 10/1/37	3,275	3,840
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 3.59%, tender 4/4/24 (b)(g)	7,470	7,467
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,142
4% 8/1/26	460	472
4% 8/1/28	3,340	3,534
4% 8/1/30	530	573
4% 8/1/31	340	371
4% 8/1/33	3,490	3,798
4% 8/1/34	2,430	2,636
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,491
5% 8/1/28	970	997
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,124
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	996
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,284
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,131
5% 9/1/28	1,550	1,580
5% 9/1/32	1,630	1,662
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,761
Sacramento City Unified School District Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	570
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,413
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	869
Series 2021 B:
5% 7/1/37 (c)	16,945	18,488
5% 7/1/38 (c)	17,150	18,597
Series 2023 B:
5% 7/1/39 (c)	3,515	3,866
5% 7/1/40 (c)	3,290	3,596
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,490
5% 5/1/49 (c)	15,380	15,827
Series 2022 A:
5% 5/1/26 (c)	13,120	13,480
5% 5/1/27 (c)	13,295	13,870
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	933
Series 2019 A, 3% 5/1/37	1,670	1,566
Univ. of California Revs. Series 2023 BM, 5% 5/15/35	2,500	2,988
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,414
TOTAL CALIFORNIA		612,024
Colorado - 2.6%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	3,068
5% 12/15/34	6,940	7,949
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,334
5%, tender 11/19/26 (b)	930	971
5%, tender 11/19/26 (b)	9,160	9,545
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	9,023
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,519
Series 2019 A1:
4% 8/1/39	3,940	3,850
5% 8/1/36	4,000	4,311
Series 2019 A2, 5% 8/1/44	16,590	17,316
Series 2022 A:
5% 5/15/31	2,500	2,875
5% 5/15/32	2,000	2,337
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,210	1,207
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	606
4% 7/15/35	1,900	1,951
4% 7/15/38	700	706
4% 7/15/39	1,800	1,797
5% 1/15/30	500	545
5% 7/15/30	350	385
5% 1/15/31	500	553
5% 7/15/31	500	552
5% 1/15/32	700	773
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,299
5% 6/1/31	1,580	1,738
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	553
4% 11/15/37	670	698
5% 11/15/33	400	456
5% 11/15/33	700	798
5% 11/15/34	685	780
5% 11/15/35	460	521
5% 11/15/36	440	493
5% 11/15/37	635	706
5% 11/15/38	885	980
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	36,419
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,246
5% 11/15/27 (c)	1,025	1,084
5% 11/15/28 (c)	5,890	6,190
5% 11/15/29 (c)	4,855	5,104
5% 11/15/30 (c)	3,885	4,088
Series 2018 A:
5% 12/1/30 (c)	7,475	8,229
5% 12/1/31 (c)	15,915	16,978
5% 12/1/35 (c)	3,350	3,557
Series 2022 A:
5% 11/15/26 (c)	15,500	16,101
5% 11/15/37 (c)	7,000	7,708
Series 2022 D:
5.5% 11/15/31 (c)	15,970	18,440
5.5% 11/15/32 (c)	4,390	5,145
5.5% 11/15/33 (c)	4,935	5,780
5.75% 11/15/34 (c)	2,540	3,016
5.75% 11/15/35 (c)	2,360	2,791
Denver City & County Gen. Oblig. Series 2020 A:
2% 8/1/35	16,240	13,331
2% 8/1/36	13,075	10,446
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,306
0% 9/1/37	2,915	1,769
0% 9/1/38	3,650	2,087
Series 2020 A:
5% 9/1/28	2,000	2,165
5% 9/1/34	1,135	1,285
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	23,128
TOTAL COLORADO		297,588
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,048
Series 2016 E:
5% 10/15/26	3,445	3,613
5% 10/15/29	4,975	5,208
Series 2018 E:
5% 9/15/27	4,050	4,331
5% 9/15/29	4,000	4,361
5% 9/15/30	4,000	4,365
5% 9/15/32	1,300	1,414
Series 2018 F, 5% 9/15/27	1,000	1,069
Series 2019 A:
5% 4/15/30	2,345	2,596
5% 4/15/34	2,635	2,907
5% 4/15/35	915	1,005
Series 2020 B, 5% 1/15/26	975	1,007
Series 2020 C:
4% 6/1/35	1,000	1,058
4% 6/1/37	950	988
Series 2021 A, 3% 1/15/39	3,665	3,273
Series 2021 B, 4% 1/15/39	6,745	6,954
Series 2022 B, 4% 1/15/36	6,860	7,311
Series 2022 C:
5% 6/15/33	300	351
5% 6/15/36	300	346
Series 2022 D, 5% 9/15/31	600	695
Series 2024:
5% 1/15/28	3,000	3,234
5% 3/1/28	2,000	2,162
Series B, 5% 1/15/25	2,000	2,024
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	18,305	18,044
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,831
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,641
Series 2018 S:
5% 7/1/26	2,200	2,278
5% 7/1/29	970	1,038
Series 2019 A, 5% 7/1/34 (d)	6,000	5,806
Series 2019 Q-1:
5% 11/1/25	1,205	1,238
5% 11/1/27	3,115	3,329
5% 11/1/28	1,780	1,941
Series 2020 A:
4% 7/1/36	1,750	1,765
4% 7/1/38	1,580	1,584
5% 7/1/29	1,000	1,083
5% 7/1/30	1,830	1,986
5% 7/1/31	2,975	3,228
5% 7/1/33	4,925	5,353
5% 7/1/34	2,050	2,230
5% 7/1/35	3,200	3,467
Series 2020 K, 4% 7/1/45	350	343
Series 2022 L:
5% 7/1/33	615	701
5% 7/1/34	830	944
5% 7/1/35	910	1,031
5% 7/1/36	935	1,051
5% 7/1/37	1,010	1,124
Series 2022 M:
5% 7/1/29	820	877
5% 7/1/32	3,915	4,318
5% 7/1/33	3,270	3,578
Series N:
4% 7/1/39	4,400	3,751
4% 7/1/49	3,025	2,283
5% 7/1/25	400	400
5% 7/1/26	575	577
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	21,230	20,482
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/28	2,495	2,608
Series 2021 A, 5% 5/1/35	2,200	2,512
Series 2022 A:
5% 7/1/32	1,500	1,758
5% 7/1/33	2,065	2,454
5% 7/1/34	1,500	1,764
Series 2022 B:
5% 7/1/32	2,000	2,344
5% 7/1/33	1,000	1,188
Series A, 5% 5/1/29	3,675	4,073
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	509	509
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,633
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,845
5% 11/1/27	2,050	2,198
5% 11/1/28	1,260	1,379
TOTAL CONNECTICUT		196,887
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,949
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,446
TOTAL DELAWARE		6,395
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev.:
Series 2014 C, 5% 1/1/25	2,670	2,672
Series 2021:
4% 1/1/39	1,350	1,385
4% 1/1/40	1,200	1,223
4% 1/1/41	700	709
4% 1/1/42	365	368
5% 1/1/27	730	770
5% 1/1/31	150	171
5% 1/1/36	510	584
TOTAL DELAWARE, NEW JERSEY		7,882
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,619
4% 2/1/37	2,500	2,597
Series 2021 E, 4% 2/1/37	3,240	3,366
Series 2023 A:
5% 1/1/39	3,750	4,284
5% 1/1/40	1,330	1,506
District of Columbia Income Tax Rev.:
Series 2022 A:
5% 7/1/34	4,000	4,708
5% 7/1/40	3,555	4,004
Series 2022 C, 5% 12/1/34	8,665	10,266
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,291
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,213
4% 10/1/36	1,760	1,792
4% 10/1/37	1,770	1,794
4% 10/1/38	735	741
5% 10/1/33	1,250	1,348
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,453
5% 10/1/34 (c)	1,940	2,035
5% 10/1/36 (c)	1,820	1,899
Series 2018 A:
5% 10/1/28 (c)	3,885	4,174
5% 10/1/29 (c)	4,030	4,294
5% 10/1/30 (c)	3,165	3,370
5% 10/1/31 (c)	4,540	4,834
Series 2019 A:
5% 10/1/24 (c)	2,395	2,407
5% 10/1/25 (c)	1,530	1,561
Series 2021 A:
4% 10/1/37 (c)	1,680	1,685
4% 10/1/38 (c)	1,865	1,852
4% 10/1/40 (c)	3,250	3,209
5% 10/1/30 (c)	7,470	8,207
5% 10/1/31 (c)	12,695	14,131
5% 10/1/32 (c)	18,670	20,775
5% 10/1/33 (c)	19,170	21,321
5% 10/1/34 (c)	4,480	4,975
5% 10/1/35 (c)	3,985	4,408
5% 10/1/36 (c)	3,175	3,488
Series 2022 A, 5% 10/1/32 (c)	1,250	1,407
Series 2022, 5% 10/1/31 (c)	2,680	2,983
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,433
Washington Metropolitan Area Transit Auth. Series 2023 A:
5% 7/15/33	1,305	1,552
5% 7/15/34	2,450	2,904
5% 7/15/35	2,000	2,358
5% 7/15/37	1,400	1,618
5% 7/15/38	1,100	1,260
5% 7/15/39	1,655	1,887
TOTAL DISTRICT OF COLUMBIA		185,009
Florida - 6.9%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/27	4,285	4,544
5% 7/1/28	7,045	7,625
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30	2,690	2,955
5% 4/1/32	620	697
5% 4/1/37	985	1,112
5% 4/1/39	1,670	1,852
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,212
5% 7/1/30	7,240	7,252
Series 2015 C, 5% 7/1/24	2,915	2,923
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/34 (c)	2,000	2,031
Series 2017:
5% 10/1/30 (c)	2,050	2,154
5% 10/1/31 (c)	3,100	3,254
5% 10/1/35 (c)	1,000	1,043
Series 2019 A, 5% 10/1/39 (c)	1,750	1,836
Series 2019 B:
5% 10/1/28 (c)	6,000	6,405
5% 10/1/29 (c)	5,000	5,425
Series A:
5% 10/1/29 (c)	4,090	4,154
5% 10/1/31 (c)	2,915	2,962
5% 10/1/32 (c)	3,885	3,947
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,370
5% 9/1/32	1,055	1,162
Series 2019 B:
4% 9/1/37 (c)	1,970	1,994
5% 9/1/28 (c)	710	752
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,370
5% 7/1/27	8,900	9,072
5% 7/1/28	3,885	3,955
Series 2015 B:
5% 7/1/25	2,100	2,141
5% 7/1/26	11,335	11,538
5% 7/1/27	7,670	7,819
5% 7/1/28	13,120	13,356
Series 2016, 5% 7/1/32	2,430	2,500
Series 2020 A, 5% 7/1/31	3,000	3,388
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,078
5% 10/1/34	1,250	1,287
5% 10/1/35	500	512
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,511
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,102
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	888
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,310
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/24	740	745
5% 10/1/25	1,115	1,143
5% 10/1/31	2,445	2,724
5% 10/1/34	5,390	6,017
5% 10/1/36	3,000	3,321
5% 10/1/37	6,135	6,756
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	600	668
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	750	828
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	1,000	1,098
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	1,000	1,090
5% 10/1/44 (Assured Guaranty Muni. Corp. Insured)	1,150	1,246
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	1,865	2,018
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	2,340	2,584
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/41	2,700	2,639
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,339
5% 7/1/28	970	988
5% 7/1/30	6,440	6,554
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,084
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	6,989
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,859
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	17,180	18,932
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,514
5% 3/1/30	1,715	1,564
5% 3/1/31	1,805	1,622
5% 3/1/32	1,890	1,672
Series 2019:
5% 10/1/28	1,060	1,106
5% 10/1/30	1,500	1,579
5% 10/1/31	1,750	1,837
5% 10/1/32	1,305	1,366
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,539
5% 10/1/28	5,000	5,071
5% 10/1/29	2,645	2,685
5% 10/1/30	2,405	2,443
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,840
5% 10/1/31	1,940	2,009
Series 2015 B:
5% 10/1/24	970	976
5% 10/1/27	1,455	1,484
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,564
Series 2019 A:
5% 10/1/31 (c)	4,225	4,565
5% 10/1/44 (c)	14,200	14,785
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,267
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,473
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/24 (c)	2,135	2,142
5% 9/1/25 (c)	2,150	2,187
5% 9/1/26 (c)	2,200	2,270
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,421
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,580
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,601
5% 7/1/25	1,940	1,973
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	6,972
Series A:
4% 10/1/35	5,000	5,131
5% 10/1/30	5,055	5,598
5% 10/1/31	2,625	2,907
5% 10/1/32	4,385	4,858
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,648
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	971
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,752
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	486
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,749
Series 2019 A1:
5% 4/1/33	1,650	1,782
5% 4/1/34	3,250	3,504
5% 4/1/35	6,325	6,809
5% 4/1/37	2,190	2,336
5% 4/1/39	1,500	1,584
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	1,987
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,068
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/24 (c)	9,710	9,715
5% 10/1/24	2,100	2,102
Series 2014 A:
5% 10/1/27 (c)	1,770	1,777
5% 10/1/29 (c)	2,725	2,737
5% 10/1/33 (c)	5,440	5,464
5% 10/1/37	7,185	7,219
Series 2014, 5% 10/1/32 (c)	3,135	3,150
Series 2015 A:
5% 10/1/35 (c)	2,430	2,440
5% 10/1/38 (c)	1,335	1,348
Series 2016 A:
5% 10/1/30	2,430	2,515
5% 10/1/31	970	1,004
Series 2017 B, 5% 10/1/40 (c)	3,190	3,281
Series 2020 A:
4% 10/1/36	2,000	2,046
4% 10/1/38	2,250	2,255
5% 10/1/32	2,150	2,417
5% 10/1/33	3,325	3,717
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,603
5% 10/1/29	3,985	4,144
5% 10/1/30	7,215	7,495
Series 2021 A:
4% 4/1/44	8,990	9,014
4% 4/1/46	9,860	9,875
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,989
Series 2016 A:
5% 7/1/32	3,865	3,968
5% 7/1/33	3,205	3,290
Series A:
5% 7/1/31	1,455	1,494
5% 7/1/34	970	995
Miami-Dade County Gen. Oblig. Series 2016 A:
5% 7/1/29	10,905	12,103
5% 7/1/31	11,690	13,158
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 3.825%, tender 4/4/24 (b)(c)(g)	9,620	9,600
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 3.825%, tender 4/4/24 (b)(c)(g)	12,500	12,474
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,417
5% 11/1/25	11,880	11,982
5% 11/1/26	7,720	7,767
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,163
Series 2015 B, 5% 5/1/28	13,295	13,477
Series 2015 D:
5% 2/1/29	3,935	4,051
5% 2/1/30	6,310	6,494
Series 2016 A, 5% 5/1/31	19,200	19,826
Orange County Health Facilities Auth. Series 2023 A:
5% 10/1/32	1,605	1,848
5% 10/1/33	750	881
5% 10/1/34	1,000	1,166
5% 10/1/35	1,000	1,158
5% 10/1/36	600	690
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	6,953
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	875	898
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/24 (Escrowed to Maturity)	660	665
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,795
5% 5/15/30	1,670	1,672
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,174
Series 2015 B:
5% 8/1/25	1,580	1,613
5% 8/1/26	10,160	10,372
5% 8/1/27	8,045	8,211
5% 8/1/28	5,325	5,422
Series 2015 D:
5% 8/1/26	23,370	23,858
5% 8/1/27	10,595	10,814
5% 8/1/28	3,620	3,686
Series 2017 A, 5% 8/1/26	21,905	22,869
Series 2018 A:
5% 8/1/24	1,270	1,275
5% 8/1/26	1,880	1,963
Series 2021 A:
5% 8/1/38	3,720	4,161
5% 8/1/39	7,440	8,299
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,499
5% 10/1/34	2,400	2,746
5% 10/1/38	2,905	3,225
5% 10/1/39	3,060	3,376
5% 10/1/40	3,215	3,526
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,392
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,514
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	411
5% 7/1/39	1,000	1,010
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/24	1,700	1,705
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,009
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,469
5% 8/15/25	3,980	4,051
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,757
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,843
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/45	8,220	7,876
Village Cmnty. Dev. District No. 15 Series 2023:
4.25% 5/1/28 (d)	700	707
4.375% 5/1/33 (d)	1,000	1,029
4.85% 5/1/38 (d)	1,000	1,028
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	411
4% 10/15/36	375	382
4% 10/15/38	750	755
4% 10/15/39	1,000	1,002
5% 10/15/44	1,365	1,435
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	4,976
Series 2019, 5% 8/1/24	1,800	1,807
TOTAL FLORIDA		798,337
Georgia - 4.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E:
5% 7/1/37 (c)	3,750	4,175
5% 7/1/38 (c)	2,750	3,038
5% 7/1/40 (c)	1,565	1,711
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,476
5% 7/1/27	9,365	9,995
Series 2021 C:
4% 7/1/38 (c)	745	742
5% 7/1/25 (c)	710	721
5% 7/1/32 (c)	1,750	1,941
5% 7/1/33 (c)	1,050	1,164
5% 7/1/34 (c)	750	831
5% 7/1/35 (c)	1,000	1,104
5% 7/1/36 (c)	1,050	1,153
5% 7/1/37 (c)	1,115	1,217
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,651
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	989
5% 11/1/29	2,430	2,477
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	19,870	20,112
Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,184
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,754
5% 7/1/27	1,500	1,596
5% 7/1/38	2,000	2,158
5% 7/1/39	1,250	1,342
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008 2, 3.375%, tender 3/12/27 (b)	5,685	5,650
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,526
2.875%, tender 8/19/25 (b)	3,575	3,496
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	12,936
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	10,789
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,002
5% 7/1/26	1,000	1,041
5% 7/1/28	2,000	2,174
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,229
5% 7/1/36	1,300	1,420
5% 7/1/37	1,600	1,739
5% 7/1/39	1,250	1,342
Series 2019, 5% 6/15/44	2,365	2,479
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	1,099
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,163
4% 8/1/35	15,000	16,009
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,033
5% 1/1/28	520	552
5% 1/1/29	1,140	1,231
5% 1/1/31	700	753
5% 1/1/32	515	554
5% 1/1/33	1,200	1,291
Series 2020 A:
4% 1/1/34	1,870	1,948
5% 11/1/27	600	636
5% 11/1/28	820	883
5% 11/1/29	935	1,025
5% 1/1/31	1,000	1,116
5% 1/1/31	1,250	1,395
5% 1/1/32	1,150	1,282
5% 1/1/32	1,000	1,114
5% 1/1/33	1,000	1,112
5% 1/1/35	1,000	1,106
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,659
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,067
4% 1/1/51	630	575
5% 1/1/56	1,635	1,669
5% 1/1/56	560	570
5% 1/1/56	820	844
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,475
5% 1/1/63	1,485	1,511
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	3,172
Series 2023 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	360	412
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,139
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	365	417
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	845	959
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	310	353
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	650	733
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	450	509
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	495	555
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,230	1,364
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	435	484
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	500	554
Series GG:
5% 1/1/25	1,215	1,216
5% 1/1/26	4,855	4,858
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,368
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,940
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,294
Series 2021 A, 4%, tender 9/1/27 (b)	49,740	50,134
Series 2021 C, 4%, tender 12/1/28 (b)	8,420	8,391
Series 2022 B, 5%, tender 6/1/29 (b)	34,655	36,301
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,616
Series 2023 B, 5%, tender 3/1/30 (b)	14,245	15,083
Series 2023 C, 5%, tender 9/1/30 (b)	17,055	18,117
Series 2023 D, 5%, tender 12/1/30 (b)	28,360	29,804
Series 2024 A1, 5%, tender 9/1/31 (b)	23,555	25,234
Series 2024 B, 5%, tender 3/1/32 (b)	16,235	17,428
Series 2022 A, 4% 12/1/29	3,515	3,470
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	2,150	2,164
Series 2012, 3.875%, tender 3/6/26 (b)	2,785	2,803
Series 2023:
3.875%, tender 3/6/26 (b)	3,500	3,523
3.875%, tender 3/6/26 (b)	3,500	3,523
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	971
4% 4/1/41	1,500	1,505
5% 4/1/32	800	899
5% 4/1/34	2,420	2,721
Series 2020 B, 5% 9/1/34	3,500	3,964
TOTAL GEORGIA		489,004
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	932
4% 7/1/37 (c)	1,385	1,386
4% 7/1/38 (c)	1,400	1,386
4% 7/1/39 (c)	1,500	1,483
4% 7/1/40 (c)	535	528
5% 7/1/33 (c)	6,795	7,404
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,378
5% 1/1/35	5,000	5,497
Series 2019, 5% 1/1/30	5,140	5,662
Series 2020 A:
4% 7/1/33 (c)	1,000	1,026
4% 7/1/35 (c)	280	286
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,257
Series 2019 A:
5% 9/1/27	2,000	2,139
5% 9/1/30	6,500	7,094
Series 2019 D, 5% 8/1/26	4,500	4,704
Series 2020 F:
5% 7/1/33	1,955	2,206
5% 7/1/34	860	970
Series 2022 A:
5% 11/1/25	2,620	2,697
5% 11/1/26	700	736
5% 11/1/27	2,630	2,823
5% 11/1/28	4,210	4,618
Series C:
4% 7/1/34	850	892
4% 7/1/37	750	774
4% 7/1/39	1,200	1,222
4% 7/1/40	1,250	1,267
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,232
5% 10/1/30	4,280	4,860
Series 2020 D, 5% 10/1/29	1,025	1,142
TOTAL HAWAII		73,601
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	1,260	1,264
5% 7/15/25	1,260	1,286
5% 7/15/27	3,140	3,339
Series 2019 A, 4% 1/1/50	555	550
Series 2021 A:
4% 7/15/36	2,250	2,340
4% 7/15/37	750	773
4% 7/15/38	1,750	1,786
4% 7/15/39	1,500	1,522
TOTAL IDAHO		12,860
Illinois - 10.3%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	746
0% 1/1/28	575	498
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,880
Series 2015 C, 5.25% 12/1/39	1,455	1,455
Series 2016 B, 6.5% 12/1/46	700	732
Series 2017 A, 7% 12/1/46 (d)	2,400	2,607
Series 2017 C, 5% 12/1/26	905	930
Series 2017 D, 5% 12/1/27	2,500	2,599
Series 2017 H:
5% 12/1/36	5,215	5,313
5% 12/1/46	3,275	3,281
Series 2018 A:
5% 12/1/24	560	563
5% 12/1/27	6,280	6,528
5% 12/1/33	700	726
5% 12/1/34	1,400	1,450
Series 2018 C:
5% 12/1/24	725	729
5% 12/1/26	4,625	4,755
5% 12/1/46	11,410	11,437
Series 2019 A:
5% 12/1/24	2,300	2,312
5% 12/1/28	6,520	6,847
5% 12/1/28	510	536
5% 12/1/29	930	986
5% 12/1/30	1,335	1,402
5% 12/1/30	900	945
5% 12/1/32	1,250	1,313
Series 2021 B, 5% 12/1/31	3,250	3,451
Series 2022 A, 5% 12/1/47	11,070	11,194
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,167
Series 2020 A, 5% 1/1/31	1,600	1,730
Series 2021 A:
5% 1/1/31	7,690	8,455
5% 1/1/34	4,995	5,436
Series 2023 A:
4% 1/1/35	8,000	8,171
5% 1/1/34	7,000	7,699
5% 1/1/35	2,460	2,698
5.25% 1/1/36	1,500	1,659
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	2,980
5% 1/1/32 (c)	6,310	6,310
5% 1/1/33 (c)	7,100	7,100
Series 2016 A:
5% 1/1/29 (c)	2,155	2,192
5% 1/1/30 (c)	3,290	3,350
5% 1/1/31 (c)	3,850	3,922
Series 2023:
5% 1/1/32 (Build America Mutual Assurance Insured) (c)	9,830	10,959
5% 1/1/33 (Build America Mutual Assurance Insured) (c)	3,000	3,382
Series 2024 A:
5% 1/1/29 (c)	1,000	1,066
5% 1/1/30 (c)	2,000	2,159
5% 1/1/31 (c)	3,080	3,365
5% 1/1/32 (c)	3,400	3,754
5% 1/1/33 (c)	3,745	4,176
5% 1/1/35 (c)	2,000	2,266
Series 2024, 5% 1/1/34 (c)	2,000	2,251
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	5,235	5,294
Series 2016 C:
5% 1/1/25	2,285	2,311
5% 1/1/26	1,940	2,001
5% 1/1/33	2,305	2,371
5% 1/1/34	2,670	2,746
Series 2016 D, 5% 1/1/52	6,740	6,864
Series 2017 D:
5% 1/1/27 (c)	2,415	2,502
5% 1/1/28 (c)	460	477
5% 1/1/31 (c)	2,850	2,956
5% 1/1/33 (c)	1,455	1,509
Series 2018 A:
5% 1/1/48 (c)	3,585	3,672
5% 1/1/53 (c)	6,110	6,242
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,207
Series 2023:
5% 1/1/37 (Build America Mutual Assurance Insured)	1,330	1,474
5.25% 1/1/39 (Build America Mutual Assurance Insured)	1,195	1,325
5.25% 1/1/40 (Build America Mutual Assurance Insured)	1,700	1,875
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,527
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/27	2,250	2,354
5% 6/1/28	2,500	2,661
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	1,150	1,158
5% 11/15/25	1,150	1,177
5% 11/15/26	2,300	2,400
Series 2021 B:
4% 11/15/26	1,575	1,609
4% 11/15/27	1,585	1,639
4% 11/15/28	795	827
Series 2022 A:
5% 11/15/29	4,365	4,827
5% 11/15/33	1,425	1,635
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	1,125	950
2% 12/15/34	1,165	970
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	463
Series 2022 B, 5% 11/15/34	300	341
Series 2022 B:
5% 11/15/35	850	960
5% 11/15/36	1,725	1,931
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,182
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	935	982
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	255	269
Illinois Fin. Auth.:
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	2,940	3,235
Series 2020 A:
5% 8/15/30	2,170	2,425
5% 8/15/31	1,060	1,184
5% 8/15/32	1,500	1,675
5% 8/15/33	1,250	1,395
Series 2021 A:
3% 8/15/48	3,335	2,527
4% 7/15/39	1,500	1,514
Series 2022 A:
5% 8/15/38	2,700	2,970
5% 8/15/39	3,300	3,619
5.5% 10/1/47	1,680	1,722
Series 2023 A:
5% 5/15/35	625	726
5% 5/15/36	400	462
5% 5/15/38	465	525
5% 5/15/40	2,500	2,787
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,480
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	588
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,412
5% 7/15/26	1,940	2,016
5% 7/15/28	2,040	2,190
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,464
5% 5/15/30	9,845	10,468
5% 5/15/31	21,400	22,752
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,668
5% 2/15/28	6,800	7,097
5% 2/15/29	10,570	11,021
5% 2/15/36	2,200	2,272
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	844
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,005
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	890
Series 2013:
5% 11/15/26	2,600	2,601
5% 11/15/29	780	780
Series 2015 A:
5% 5/15/25	760	756
5% 11/15/27	1,015	1,037
5% 11/15/28	1,215	1,242
5% 11/15/29	1,830	1,870
5% 11/15/32	3,375	3,437
5% 11/15/35	1,500	1,523
Series 2015 B, 5% 11/15/26	2,940	2,986
Series 2016 A:
5% 2/15/25	995	1,005
5% 2/15/26	1,455	1,497
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,650
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,326
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	5,950
5% 2/15/45	1,600	1,622
Series 2016 C:
3.75% 2/15/34	2,705	2,712
4% 2/15/36	5,330	5,381
4% 2/15/41	4,915	4,786
5% 2/15/31	1,650	1,720
5% 2/15/32	12,195	12,695
5% 2/15/33	4,855	5,045
5% 2/15/41	6,865	6,986
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	36
5% 5/15/28	2,380	2,454
5% 5/15/29	1,330	1,371
5% 12/1/29	1,755	1,809
5% 12/1/33	1,900	1,960
Series 2017 A, 5% 8/1/47	750	751
Series 2017:
5% 7/1/29	5,030	5,281
5% 1/1/30	4,855	5,100
5% 7/1/31	8,630	9,072
Series 2018 A, 5% 5/15/32	9,255	9,838
Series 2019:
4% 9/1/35	1,000	885
5% 9/1/29	650	649
5% 9/1/31	500	498
5% 9/1/32	1,000	993
5% 9/1/34	1,100	1,082
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,526
Series 2014:
5% 2/1/26	2,195	2,197
5% 2/1/27	2,590	2,593
5% 4/1/28	2,070	2,072
5% 5/1/28	910	911
5% 5/1/32	2,430	2,432
5% 5/1/33	6,410	6,416
5.25% 2/1/31	10,195	10,211
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,728
5% 6/1/25	7,620	7,745
5% 6/1/26	1,035	1,071
5% 2/1/27	8,355	8,748
5% 2/1/28	5,965	6,247
5% 2/1/29	5,605	5,873
5% 1/1/33	1,085	1,111
5% 1/1/35	3,600	3,678
5% 1/1/41	2,100	2,125
5% 11/1/41	3,900	3,961
Series 2017 A, 5% 12/1/38	1,250	1,299
Series 2017 D, 5% 11/1/25	12,765	13,076
Series 2019 B, 5% 9/1/24	5,580	5,612
Series 2020 B:
4% 10/1/32	3,610	3,732
5% 10/1/30	11,425	12,725
Series 2020 C, 4.125% 10/1/36	1,500	1,521
Series 2021 A:
5% 3/1/27	2,725	2,858
5% 3/1/30	2,000	2,209
Series 2022 A:
5% 3/1/30	10,690	11,815
5% 3/1/35	8,775	9,826
5.25% 3/1/37	4,590	5,162
Series 2022 B:
5% 3/1/29	3,650	3,969
5% 3/1/30	15,000	16,570
5% 3/1/31	23,510	26,331
5% 3/1/32	6,160	6,980
5% 3/1/33	14,300	16,155
5% 3/1/34	30,000	33,757
5% 3/1/36	18,040	20,087
Series 2023 B:
5% 5/1/29	885	965
5.25% 5/1/40	2,585	2,858
5.25% 5/1/42	9,000	9,849
Series 2023 C, 5% 5/1/28	5,000	5,358
Series 2023 D:
5% 7/1/29	22,070	24,151
5% 7/1/35	33,175	37,240
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	12,920	12,634
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,479	7,520
Illinois Hsg. Dev. Auth. Rev.:
Series 2016 C, 2.9% 8/1/31	1,825	1,693
Series 2019 C, 5% 4/1/28	1,200	1,279
Series 2019 D, 2.7% 10/1/34	1,870	1,668
Series D, 3.75% 4/1/50	1,400	1,381
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	9,881
5% 2/1/31	3,465	3,516
Illinois Sales Tax Rev.:
Series 2021 C:
5% 6/15/24	1,710	1,719
5% 6/15/25	985	1,004
5% 6/15/26	1,500	1,557
5% 6/15/27	3,000	3,176
Series 2024 A:
5% 6/15/25	11,035	11,253
5% 6/15/26	21,960	22,798
5% 6/15/27	22,070	23,366
5% 6/15/28	22,070	23,872
5% 6/15/31	16,485	18,775
5% 6/15/32	13,830	15,979
5% 6/15/33	11,555	13,532
5% 6/15/34	8,415	9,971
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	1,735	1,785
Series 2019 A, 5% 1/1/44	3,730	3,968
Series 2019 C, 5% 1/1/31	4,350	4,886
Series 2024 A:
5% 1/1/28	1,250	1,345
5% 1/1/29	1,400	1,537
5% 1/1/30	235	263
5% 1/1/31	460	524
Series A:
5% 1/1/39	2,100	2,329
5% 1/1/41	4,580	4,998
Series C:
5% 1/1/25	3,900	3,942
5% 1/1/26	4,650	4,790
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,729
Series 2017, 5% 1/1/29	1,790	1,891
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	848
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	7,510	7,276
0% 1/15/26	5,645	5,275
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/27	5,825	5,900
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	790
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,375
Series 1994:
0% 6/15/28	2,185	1,895
0% 6/15/29 (FGIC Insured)	2,595	2,169
Series 2002 A, 0% 6/15/31	1,755	1,378
Series 2002:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,965	8,249
0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,070	12,405
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,172
Series 2020 A, 5% 6/15/50	38,595	39,645
Series 2022 A:
0% 6/15/36	1,350	828
0% 6/15/37	1,395	808
0% 12/15/37	4,240	2,389
0% 6/15/38	1,500	815
0% 12/15/38	1,500	793
0% 6/15/39	1,750	896
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24 (Escrowed to Maturity)	13,685	13,705
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/32	11,240	12,086
St Clair County Ill Cmnty. Unit:
Series 2024 A:
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	275	310
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	250	280
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	225	251
5% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	315	348
5% 1/1/38 (Assured Guaranty Muni. Corp. Insured)	250	273
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	350	379
Series 2024 B:
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	525	589
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	260	290
5% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	215	237
5% 1/1/38 (Assured Guaranty Muni. Corp. Insured)	230	251
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	230	249
Univ. of Illinois Rev. Series 2023:
5% 10/1/33	1,300	1,462
5% 10/1/34	870	982
5% 10/1/35	885	992
5% 10/1/36	530	589
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	4,785	4,358
0% 11/1/26	815	750
TOTAL ILLINOIS		1,192,067
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,650
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,225
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,429
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,550
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,958
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	23,236
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	989
Series 2015, 5% 3/1/36	8,060	8,149
Series 2016:
5% 9/1/26	970	1,006
5% 9/1/29	485	505
5% 9/1/36	2,090	2,164
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/26	2,405	2,423
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	3,076
Series 2021 B, 3% 7/1/50	2,125	2,053
Series A, 3% 7/1/51	1,445	1,398
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,738
Series 2021 A, 5% 6/1/24	1,800	1,803
Series 2022 G2:
5% 1/1/32 (c)	550	613
5% 1/1/33 (c)	875	975
5% 1/1/34 (c)	750	835
5% 1/1/35 (c)	850	945
5.25% 1/1/36 (c)	1,000	1,123
5.25% 1/1/37 (c)	850	947
5.25% 1/1/38 (c)	1,000	1,106
5.25% 1/1/39 (c)	2,075	2,279
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,656
5% 10/1/25	11,400	11,679
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,272
5% 4/1/30	2,220	2,399
5% 4/1/33	1,445	1,564
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,506
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,563
TOTAL INDIANA		118,814
Iowa - 0.5%
Des Moines Iowa:
Series 2020 A, 2% 6/1/31	1,295	1,145
Series 2021 F, 2% 6/1/34	3,310	2,729
Iowa Fin. Auth. Rev.:
Series 2021 A:
4% 5/15/28	2,355	2,269
4% 5/15/53	1,000	721
Series 2023 B, 7.25% 5/15/38	4,600	5,184
Series A:
5% 5/15/43	1,410	1,316
5% 5/15/48	2,910	2,613
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)(h)	10,255	10,255
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B, 5% 12/1/28 (c)	1,000	1,048
Series 2022 B:
5% 12/1/29 (c)	1,575	1,671
5% 12/1/30 (c)	2,000	2,136
5% 12/1/31 (c)	2,000	2,153
5% 12/1/32 (c)	2,000	2,162
Series 2023 B:
5% 12/1/27 (c)	1,000	1,035
5% 12/1/28 (c)	1,445	1,514
5% 12/1/29 (c)	3,600	3,819
5% 12/1/30 (c)	2,230	2,382
5% 12/1/31 (c)	4,100	4,414
5% 12/1/32 (c)	3,750	4,039
5% 12/1/33 (c)	4,280	4,567
TOTAL IOWA		57,172
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	987
5% 9/1/32	1,115	1,135
TOTAL KANSAS		2,122
Kentucky - 2.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,440	1,446
5% 2/1/28	880	918
5% 2/1/29	530	560
5% 2/1/31	460	485
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,420
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	809
5% 1/1/26	585	603
5% 1/1/29	1,555	1,600
5% 1/1/30	1,625	1,671
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,816
5% 9/1/28	1,880	2,023
5% 9/1/30	520	563
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	476
4% 6/1/33	375	388
4% 6/1/35	235	243
4% 6/1/38	570	575
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,207
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,727
5% 6/1/26	1,815	1,822
5% 6/1/27	1,910	1,922
5% 6/1/28	2,005	2,020
5% 6/1/29	2,105	2,122
5% 6/1/30	2,215	2,235
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,223
Series D:
5% 5/1/27	970	1,025
5% 5/1/28	970	1,027
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	17,191
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,231
5% 5/1/29	565	608
5% 5/1/31	1,425	1,528
Series 2015, 5% 8/1/28	1,035	1,055
Series 2016 A:
5% 2/1/29	5,555	5,713
5% 2/1/30	5,670	5,827
5% 2/1/32	2,230	2,290
5% 2/1/33	2,770	2,844
Series 2016 B, 5% 11/1/26	4,825	5,050
Series 2017, 5% 4/1/27	4,625	4,881
Series A:
5% 11/1/31	2,000	2,161
5% 11/1/32	3,000	3,245
5% 11/1/33	1,500	1,623
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	459
5% 7/1/34	400	458
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	17,495	18,513
Series 2024 A1, 5.25%, tender 2/1/32 (b)	32,760	35,575
Series A, 4%, tender 6/1/26 (b)	41,220	41,139
Series C1, 4%, tender 6/1/25 (b)	28,000	28,105
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(c)(d)	8,200	8,191
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,672
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	3,999
Series 2016 A:
5% 10/1/29	17,585	18,170
5% 10/1/32	3,230	3,334
Series 2020 A, 5% 10/1/37	4,300	4,551
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,460
TOTAL KENTUCKY		265,799
Louisiana - 0.5%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,637
4% 2/1/36	1,960	2,043
4% 2/1/38	1,445	1,476
4% 2/1/39	2,890	2,934
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	3,900	4,233
Louisiana Pub. Facilities Auth. Rev. Series 2018 E:
5% 7/1/35	1,655	1,786
5% 7/1/36	1,795	1,927
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/25 (c)	2,915	2,934
5% 1/1/27 (c)	2,185	2,200
Series 2017 B:
5% 1/1/29 (c)	390	404
5% 1/1/31 (c)	730	757
5% 1/1/36 (c)	630	651
5% 1/1/37 (c)	485	500
Series 2017 D2:
5% 1/1/26 (c)	730	745
5% 1/1/29 (c)	485	502
5% 1/1/30 (c)	665	689
5% 1/1/32 (c)	1,495	1,551
5% 1/1/35 (c)	1,115	1,155
5% 1/1/38 (c)	570	586
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,218
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,670	4,641
4.05%, tender 7/1/26 (b)	12,590	12,501
TOTAL LOUISIANA		57,070
Maine - 0.1%
Brunswick Series 2020:
2% 11/1/32	1,095	952
2.125% 11/1/34	1,195	1,017
2.375% 11/1/37	605	493
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	2,030	1,800
4% 7/1/46	2,765	2,307
5% 7/1/41	860	842
5% 7/1/46	865	787
Maine Hsg. Auth. Mtg. Series 2015 A3, 3.5% 11/15/34	1,535	1,509
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,279
5% 7/1/27	1,940	1,979
TOTAL MAINE		13,965
Maryland - 1.7%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/36	2,300	2,178
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,695
Series 2021:
3% 3/1/37	3,205	3,008
5% 3/1/25	1,520	1,543
Series 2023:
5% 3/1/39	5,140	5,907
5% 3/1/39	1,885	2,166
5% 3/1/40	2,385	2,724
5% 3/1/40	1,980	2,262
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/35	1,475	1,727
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,641
5% 7/1/31	6,580	6,936
5% 7/1/33	6,635	6,974
Series 2017 D, 5% 7/1/33	5,630	5,927
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,800	2,777
Series 2019 C, 3.5% 3/1/50	2,840	2,785
Series 2023 E, 6.25% 3/1/54	2,500	2,727
Maryland Dept. of Trans.:
Series 2019, 4% 10/1/32	3,600	3,696
Series 2021 B:
5% 8/1/32 (c)	1,250	1,381
5% 8/1/33 (c)	1,000	1,105
5% 8/1/35 (c)	1,850	2,034
5% 8/1/36 (c)	1,000	1,093
Series 2022 A:
5% 12/1/25	1,400	1,442
5% 12/1/28	1,265	1,390
Series 2022 B, 5% 12/1/25	3,500	3,605
Series 2022, 5% 12/1/26	1,205	1,268
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/24	1,455	1,455
5% 6/1/25	1,455	1,464
5% 6/1/26	1,940	1,982
5% 6/1/27	1,310	1,356
5% 6/1/31	970	1,017
5% 6/1/32	970	1,016
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	466
4% 9/1/40	2,095	1,898
4% 9/1/50	2,625	2,161
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,404
5% 12/31/37 (c)	2,500	2,653
5% 12/31/38 (c)	2,200	2,323
5% 6/30/39 (c)	3,700	3,890
5% 12/31/39 (c)	1,700	1,788
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	29,600
Series 2021 A:
4% 8/1/35	2,575	2,766
5% 8/1/33	1,810	2,092
Series 2022 2C:
4% 3/1/28	7,595	7,957
5% 3/1/26	11,000	11,407
Series 2022 A, 5% 6/1/34	1,995	2,343
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	491
4% 6/1/46	1,500	1,302
4% 6/1/51	1,000	845
4% 6/1/55	1,000	825
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,014
5% 7/1/28	1,300	1,320
5% 7/1/29	2,200	2,236
5% 7/1/31	1,000	1,017
Series 2016 A:
4% 7/1/42	1,410	1,306
5% 7/1/33	2,185	2,238
5% 7/1/34	1,600	1,641
5% 7/1/35	605	620
5% 7/1/36	1,700	1,739
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,377
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,412
5% 7/15/37	6,750	7,607
Washington Suburban San. District Series 2023, 5% 6/1/41	4,140	4,721
TOTAL MARYLAND		199,740
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2020, 2% 10/15/35	2,115	1,746
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,341
Series 2015 A, 5% 7/1/45	1,535	1,557
Series 2016 A, 0% 7/1/32	12,450	9,149
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,884
5% 6/1/39	10,765	11,492
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/31	7,500	8,270
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/24	3,885	3,896
5% 7/1/30	3,565	3,837
Bonds Series A1, 5%, tender 1/31/30 (b)	10,135	11,284
Series 2015 O1, 4% 7/1/45	3,395	3,208
Series 2016 A, 4% 7/15/36	21,300	21,613
Series 2016, 5% 10/1/41	3,800	3,832
Series 2017 A, 5% 1/1/40	2,980	3,038
Series 2019 S1, 5% 10/1/25	2,670	2,735
Series 2019:
5% 7/1/30	1,435	1,517
5% 7/1/32	1,040	1,096
Series 2022, 5% 10/1/34	1,750	2,054
Series 2024 D:
5% 7/1/42	2,250	2,504
5% 7/1/43	4,100	4,534
Massachusetts Edl. Fing. Auth. Rev.:
Series 2017 B, 4.25% 7/1/46 (c)	2,300	2,160
Series 2022 B:
5% 7/1/26 (c)	2,600	2,659
5% 7/1/27 (c)	2,350	2,421
5% 7/1/28 (c)	1,775	1,851
5% 7/1/29 (c)	1,925	2,032
5% 7/1/30 (c)	1,000	1,068
5% 7/1/31 (c)	800	862
Series 2023 B:
5% 7/1/31 (c)	8,485	9,145
5% 7/1/33 (c)	2,280	2,466
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,808
Series 2019 B, 5% 7/1/36	1,700	1,860
Series 2021 A, 5% 9/1/25	13,755	14,109
Series 2022 C:
5% 10/1/33	4,785	5,656
5% 10/1/34	6,000	7,075
Series A, 5% 7/1/28	1,100	1,148
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,410
Series 2019 C, 5% 7/1/44 (c)	3,000	3,111
Series 2021 E, 5% 7/1/35 (c)	2,400	2,650
Series 2022 A:
5% 7/1/32 (c)	1,500	1,684
5% 7/1/33 (c)	1,025	1,150
5% 7/1/34 (c)	1,350	1,513
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,465
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2007 B, 5.25% 8/1/33	5,435	6,684
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	3,580	2,792
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	3,335	2,626
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,417
TOTAL MASSACHUSETTS		207,409
Michigan - 2.4%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,001
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,201
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,489
4% 4/1/42	600	561
5% 4/1/31	900	967
5% 4/1/33	1,075	1,155
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	18,655	21,175
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,502
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	4,992
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	750
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,115
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,384
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	1,994
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	385
5% 7/1/35	745	866
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	315
5% 7/1/35	3,000	3,488
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,357
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,536
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,863
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,472
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/35	2,720	2,829
Michigan Fin. Auth. Act 38 Facss (The Henry Ford Health Detroit South Campus Central Util. Plant Proj.) Series 2024:
5.25% 2/28/42	1,250	1,370
5.25% 2/28/43	1,600	1,742
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/24	1,700	1,714
5% 12/1/25	2,915	2,989
5% 12/1/26	1,270	1,329
5% 12/1/27	1,215	1,297
5% 12/1/28	1,940	2,071
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,580
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,618
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	10,754
Series 2015 D1:
5% 7/1/27	415	421
5% 7/1/29	970	986
5% 7/1/31	1,165	1,182
5% 7/1/32	970	983
5% 7/1/33	825	836
Series 2016:
5% 11/15/30	4,480	4,670
5% 11/15/32	1,210	1,260
Series 2020 A:
5% 6/1/30	775	846
5% 6/1/31	1,005	1,101
5% 6/1/32	970	1,062
5% 6/1/33	1,745	1,909
Series 2020, 5% 6/1/40	2,340	2,456
Series 2022:
5% 4/15/32	8,285	9,525
5% 4/15/33	5,065	5,797
5% 4/15/34	2,530	2,892
5% 4/15/35	1,445	1,648
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,415
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,467
5% 12/1/25	1,260	1,292
5% 12/1/26	1,940	2,030
5% 12/1/27	1,295	1,383
5% 12/1/28	2,040	2,178
Bonds Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,771
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	5,370	5,181
Series 2022 D, 5.5% 6/1/53	10,865	11,379
Series A, 3.5% 12/1/50	2,620	2,568
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,310
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,998
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	3,500	3,521
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,429
5% 10/1/30	1,645	1,852
5% 10/1/31	1,250	1,421
5% 10/1/32	1,250	1,425
5% 10/1/33	1,325	1,522
5% 10/1/34	1,405	1,609
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	495
5% 3/1/33	1,000	1,135
5% 3/1/34	1,905	2,161
5% 3/1/35	2,000	2,265
5% 3/1/36	2,095	2,359
5% 3/1/37	2,200	2,455
5% 3/1/38	2,310	2,559
5% 3/1/39	2,425	2,672
Series 2022 B:
5% 3/1/33	1,000	1,135
5% 3/1/34	1,250	1,418
5% 3/1/38	1,330	1,473
5% 3/1/39	1,375	1,515
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,256
5% 11/1/29	3,080	3,183
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	599
5% 7/1/29	1,000	1,075
5% 7/1/30	425	463
5% 7/1/31	495	535
5% 7/1/32	545	589
5% 7/1/33	595	644
5% 7/1/34	385	418
5% 7/1/35	400	433
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,681
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,829
5% 5/1/31	1,400	1,551
5% 5/1/32	2,300	2,548
5% 5/1/33	1,875	2,075
5% 5/1/34	2,450	2,708
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,561
5% 5/1/31	4,660	4,799
5% 5/1/32	4,955	5,109
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	261
5% 12/1/30	380	404
5% 12/1/31	390	415
5% 12/1/36	535	565
Series 2017 B:
5% 12/1/29 (c)	685	719
5% 12/1/30 (c)	485	510
5% 12/1/31 (c)	525	552
5% 12/1/33 (c)	375	394
5% 12/1/36 (c)	810	843
Series 2017 C:
5% 12/1/24	2,305	2,326
5% 12/1/25	2,150	2,210
5% 12/1/26	1,455	1,527
5% 12/1/27	1,460	1,566
TOTAL MICHIGAN		281,213
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	1,970
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	870
5% 1/1/33 (c)	1,165	1,298
5% 1/1/34 (c)	1,135	1,264
5% 1/1/35 (c)	705	784
5% 1/1/36 (c)	565	625
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	3,945	4,223
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	6,460	5,159
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,801
Series 2022 B, 4% 8/1/36	11,000	11,642
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	6,915	6,670
Series 2021, 3% 7/1/51	1,810	1,748
Series 2022 A:
5% 8/1/33	1,875	2,184
5% 8/1/34	1,500	1,745
5% 8/1/35	1,210	1,401
Series 2022 B, 5% 8/1/32	2,120	2,471
Series 2022 C:
5% 8/1/33	1,780	2,073
5% 8/1/34	2,685	3,124
5% 8/1/35	2,820	3,266
Series 2023 E, 6.25% 7/1/54	2,250	2,457
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 4% 3/1/26	1,095	1,117
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	4,795	4,785
3.55% 2/1/38	5,005	4,933
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,444
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,850	6,674
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	3,495	3,507
3.65% 2/1/38	3,665	3,628
TOTAL MINNESOTA		85,863
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	13,075	9,795
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	783
4% 10/1/41 (d)	1,360	1,148
5% 10/1/29 (d)	2,000	2,068
5% 10/1/30 (d)	2,800	2,911
5% 10/1/32 (d)	3,070	3,182
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,710
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	540
5% 1/1/31	1,500	1,616
5% 1/1/32	1,750	1,886
5% 1/1/34	1,065	1,148
5% 1/1/35	2,000	2,152
Series 2019 B:
5% 1/1/25	500	504
5% 1/1/26	700	714
5% 1/1/27	1,245	1,289
5% 1/1/28	500	526
5% 1/1/29	510	545
5% 1/1/30	595	644
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,149
Series IV:
5% 10/1/34	1,435	1,551
5% 10/1/38	1,675	1,771
5% 10/1/39	1,000	1,053
TOTAL MISSISSIPPI		44,685
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,468
Series 2017 A, 5% 3/1/27	970	1,019
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,714
Series 2020 A, 5% 3/1/33 (c)	1,600	1,728
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/29	550	595
5% 1/1/31	415	449
5% 1/1/34	380	412
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	673
5% 2/1/30	2,395	2,440
5% 2/1/32	2,645	2,694
5% 2/1/36	2,145	2,185
5% 2/1/45	3,395	3,428
Series 2016:
5% 5/15/29	970	1,006
5% 5/15/30	970	1,007
5% 5/15/31	970	1,006
5% 5/15/36	2,915	2,996
Series 2021 A, 4% 7/1/46	7,030	6,801
Series 2021:
4% 2/15/34	400	390
5% 2/15/30	670	698
5% 2/15/31	705	739
Series 2022 A:
5% 6/1/32	2,150	2,429
5% 6/1/33	1,850	2,087
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2021 C, 3.25% 11/1/52	2,485	2,413
Series 2023 E, 6.5% 5/1/54	5,620	6,346
Series 2019, 4% 5/1/50	675	669
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,046
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,338
Series 2018 A, 5.125% 9/1/48	2,210	2,140
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,082
5% 3/1/35	1,250	1,423
5% 3/1/36	1,250	1,415
5% 3/1/37	1,350	1,518
5% 3/1/38	2,000	2,221
5% 3/1/39	2,740	3,032
TOTAL MISSOURI		77,607
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,077
4% 10/15/36 (d)	3,065	2,734
4% 10/15/41 (d)	4,910	4,022
4% 10/15/46 (d)	3,195	2,453
4% 10/15/51 (d)	2,625	1,925
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	300	298
Series 2019 B, 4% 6/1/50	445	441
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,223
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/25	1,940	1,956
5% 2/15/26	3,105	3,168
TOTAL MONTANA		19,297
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	7,425	7,852
Series 2019, 4%, tender 8/1/25 (b)	15,350	15,386
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	1,016
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,695	1,671
Series 2019 E, 3.75% 9/1/49 (c)	1,785	1,755
Series 2020 A, 3.5% 9/1/50	1,950	1,910
Series 2022 B:
5% 3/1/27 (c)	1,165	1,206
5% 9/1/27 (c)	1,185	1,236
5% 3/1/28 (c)	1,205	1,264
5% 9/1/28 (c)	650	688
5% 9/1/29 (c)	1,270	1,352
Series A, 3% 9/1/45	4,495	4,333
Nebraska Pub. Pwr. District Rev.:
Series 2016 B:
5% 1/1/31	3,885	3,987
5% 1/1/34	4,235	4,327
5% 1/1/36	5,135	5,235
Series 2021 C, 5% 1/1/26	1,000	1,032
Series 2021 D, 5% 1/1/25	600	607
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	666
5% 2/1/36	640	736
Series 2022 B:
5% 2/1/34	1,550	1,801
5% 2/1/35	450	521
TOTAL NEBRASKA		58,581
Nevada - 0.7%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/24	730	732
5% 9/1/28	445	462
5% 9/1/30	730	760
5% 9/1/32	725	751
5% 9/1/34	740	765
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,444
Series 2019 A, 5% 7/1/26	2,965	3,087
Series 2019 D, 5% 7/1/24	4,195	4,208
Clark County Fuel Tax Series 2017, 3% 11/1/35	3,325	3,131
Clark County School District:
Series 2017 A:
5% 6/15/25	5,770	5,878
5% 6/15/26	5,000	5,201
Series 2018 A:
5% 6/15/33	3,400	3,650
5% 6/15/34	6,330	6,817
Series 2018 B:
5% 6/15/34	4,195	4,545
5% 6/15/35	8,000	8,611
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,214
Humboldt County Nev Poll. Cont. Rev.:
(Sierra Pacific Co. Projs.) Series 2016 A, 3.55% 10/1/29	1,665	1,680
(Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.55% 10/1/29	1,275	1,284
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	2,915
5% 6/1/33	4,855	5,027
5% 6/1/34	5,145	5,325
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,165	1,155
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,568
5% 7/1/31	2,395	2,554
5% 7/1/35	1,825	1,934
5% 7/1/40	1,000	1,033
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.625%, tender 10/1/29 (b)	2,350	2,368
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.) Series 2016 C:
4.125%, tender 10/1/29 (b)(c)	1,130	1,148
4.125%, tender 10/1/29 (b)(c)	2,105	2,138
TOTAL NEVADA		81,385
New Hampshire - 0.9%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	901
Series 2021 B:
4% 8/15/36	730	737
4% 8/15/38	1,000	990
4% 8/15/40	1,050	1,033
4% 8/15/41	1,000	979
5% 8/15/27	505	527
5% 8/15/34	905	1,012
5% 8/15/35	680	758
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,388
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,939
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,505
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,277	9,038
Series 2022 1, 4.375% 9/20/36	7,088	6,953
Series 2023 2A, 3.875% 1/20/38	26,077	24,303
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,256
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,339
5% 7/1/30	2,360	2,540
Series 2017:
5% 7/1/36	2,105	2,143
5% 7/1/44	1,830	1,744
Series 2023 B:
5.5% 11/1/28 (c)	1,000	1,073
5.5% 11/1/29 (c)	1,025	1,117
5.5% 11/1/31 (c)	1,050	1,165
5.5% 11/1/32 (c)	1,000	1,116
5.5% 11/1/33 (c)	1,025	1,148
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,245
Series 2016:
4% 10/1/38	800	767
5% 10/1/26	4,560	4,696
5% 10/1/27	4,860	5,000
5% 10/1/28	1,940	1,996
5% 10/1/30	7,070	7,296
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,526	9,996
TOTAL NEW HAMPSHIRE		105,700
New Jersey - 5.1%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,490
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,011
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,011
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,663
4% 8/1/38	3,500	3,602
4% 8/1/39	13,815	14,143
4% 8/1/42	5,500	5,550
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,274
4% 8/1/38	3,015	3,075
4% 8/1/39	3,490	3,549
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,571
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,063
Series 2022 A:
5% 11/1/31	2,200	2,511
5% 11/1/32	1,390	1,609
5% 11/1/34	2,040	2,349
5% 11/1/35	2,085	2,389
Series 2024 SSS:
5% 6/15/33 (h)	3,225	3,752
5% 6/15/35 (h)	3,000	3,518
5.25% 6/15/37 (h)	1,430	1,682
Series A:
5% 11/1/34	5,150	5,679
5% 11/1/35	8,205	8,987
5% 11/1/36	5,010	5,462
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	949
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	990
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,434
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,031
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,527
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	19,420	19,817
Series 2018 EEE, 5% 6/15/30	2,170	2,358
Series 2019:
5.25% 9/1/25 (d)	3,395	3,481
5.25% 9/1/26 (d)	3,200	3,342
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,879
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,119
Series 2016 A R2, 5% 9/1/25	3,010	3,088
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	13,105	14,042
4% 6/1/31	2,185	2,364
4% 6/1/32	1,470	1,605
5% 6/1/25	8,080	8,226
5% 6/1/26	10,480	10,875
5% 6/1/29	6,530	7,223
Series 2021:
2% 6/1/34	3,235	2,686
2% 6/1/36	4,395	3,487
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,235
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,250
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	790	792
5% 7/1/28	440	456
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,229
5% 7/1/33	1,465	1,518
Series 2016, 5% 7/1/41	3,665	3,687
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,445
Series 2019 A:
5% 12/1/24	1,045	1,053
5% 12/1/25	1,925	1,974
Series 2020:
5% 12/1/24 (c)	1,925	1,938
5% 12/1/24 (c)	1,000	1,007
5% 12/1/25 (c)	2,675	2,724
5% 12/1/25 (c)	3,900	3,971
5% 12/1/26 (c)	3,100	3,185
5% 12/1/28 (c)	1,225	1,287
Series 2022 A:
5% 12/1/27 (c)	1,275	1,324
5% 12/1/28 (c)	1,400	1,471
5% 12/1/29 (c)	1,400	1,488
5% 12/1/30 (c)	750	797
Series 2022 B:
5% 12/1/27 (c)	3,735	3,878
5% 12/1/28 (c)	6,850	7,199
5% 12/1/29 (c)	4,475	4,757
Series 2023 A:
5% 12/1/27 (c)	1,350	1,400
5% 12/1/28 (c)	1,325	1,388
5% 12/1/29 (c)	2,000	2,126
Series 2023 B:
5% 12/1/27 (c)	5,000	5,185
5% 12/1/28 (c)	5,500	5,761
5% 12/1/29 (c)	5,500	5,846
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	10,090	10,260
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2024:
4% 1/1/35 (h)	5,670	6,028
5% 1/1/28 (h)	13,640	14,509
5% 1/1/30 (h)	13,780	15,154
5% 1/1/32 (h)	10,775	12,207
5% 1/1/33 (h)	11,345	13,025
5% 1/1/34 (h)	6,805	7,910
Series D, 5% 1/1/28	4,740	4,916
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,802
5% 6/15/31	2,250	2,441
5% 6/15/32	5,660	6,135
Series 2006 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,005	4,211
0% 12/15/30 (FGIC Insured)	10,960	8,853
0% 12/15/31 (FGIC Insured)	5,200	4,058
0% 12/15/34	13,220	9,360
Series 2010 A:
0% 12/15/27	13,270	11,750
0% 12/15/28	3,025	2,597
0% 12/15/30	1,000	805
Series 2014 AA:
5% 6/15/25	12,140	12,168
5% 6/15/26	7,285	7,298
Series 2016 A, 5% 6/15/27	14,620	15,159
Series 2018 A:
5% 12/15/32	1,600	1,734
5% 12/15/33	6,395	6,923
5% 12/15/34	8,095	8,747
Series 2019 BB, 4% 6/15/36	1,000	1,019
Series 2021 A:
4% 6/15/34	2,510	2,627
4% 6/15/36	2,500	2,594
4% 6/15/38	5,000	5,141
Series 2022 A, 4% 6/15/39	14,370	14,671
Series 2022 AA:
5% 6/15/30	2,770	3,098
5% 6/15/31	7,210	8,186
5% 6/15/32	5,145	5,921
5% 6/15/33	13,115	15,074
5% 6/15/35	13,670	15,617
Series 2022 CC:
5% 6/15/33	1,555	1,800
5% 6/15/35	2,000	2,300
5% 6/15/37	1,030	1,170
5.25% 6/15/32	1,450	1,695
5.25% 6/15/36	1,450	1,685
Series A:
5% 12/15/25	4,380	4,501
5% 12/15/26	6,900	7,224
5% 12/15/27	12,250	13,085
5% 12/15/28	4,270	4,650
5% 6/15/30	1,125	1,163
5% 12/15/30	885	980
5% 12/15/31	4,720	5,221
5% 12/15/33	1,575	1,738
Series AA:
4% 6/15/36	1,550	1,605
4% 6/15/37	2,150	2,214
4% 6/15/39	1,960	1,994
5% 6/15/35	2,010	2,243
5% 6/15/36	2,270	2,521
5% 6/15/38	1,930	2,121
TOTAL NEW JERSEY		589,742
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,378
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,680	1,655
TOTAL NEW MEXICO		10,033
New York - 6.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/25	2,430	2,467
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	2,075	1,929
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,105
5% 2/15/35	7,285	7,679
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,469
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,760
Series 2021, 1% 9/1/25	28,250	26,875
Series 2022 A, 5% 9/1/35	800	940
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,346
5% 11/15/56	11,925	11,797
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,001
Series 2019 B1, 4% 10/1/35	2,395	2,503
Series 2021 A1, 5% 8/1/33	2,000	2,254
Series 2021 B1, 5% 11/1/32	5,800	6,569
Series 2021 F1, 5% 3/1/42	5,410	5,899
Series 2021, 4% 8/1/40	8,210	8,327
Series 2022 B, 5% 10/1/31	1,500	1,723
Series 2022 B1:
5% 8/1/33	2,350	2,732
5% 8/1/34	1,750	2,030
5% 8/1/35	2,250	2,593
5% 8/1/36	1,570	1,806
Series 2022 C, 5% 8/1/33	1,800	2,093
Series 2022 D1, 5% 5/1/35	1,540	1,771
Series 2023 B1, 5% 10/1/33	1,000	1,165
Series C:
5% 8/1/29	6,945	7,698
5% 8/1/33	2,500	2,817
5% 8/1/34	3,310	3,724
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,692
New York City Hsg. Dev. Corp. Bonds Series 2023 E2, 3.8%, tender 1/3/28 (b)	2,890	2,884
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,859
Series 2021, 0.6%, tender 7/1/25 (b)	7,970	7,570
Series 2023 A2, 3.73%, tender 12/29/28 (b)	18,545	18,505
Series 2023 D, 4.3%, tender 11/1/28 (b)	9,820	9,959
Series 2021 I, 2.25% 11/1/36	2,305	1,850
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S3, 5% 7/15/37	2,000	2,142
Series 2021 1A, 5% 7/15/32	1,000	1,161
Series 2023 A, 5% 7/15/34	2,840	3,305
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	9,922
Series 2019 A, 5% 8/1/35	7,520	8,126
Series 2019 B1:
5% 8/1/34	3,300	3,576
5% 8/1/35	8,400	9,077
5% 8/1/36	6,555	7,049
Series 2020 C1, 4% 5/1/36	1,075	1,128
Series 2021 F1, 5% 11/1/25	16,245	16,734
Series 2022 D, 5% 11/1/31	5,450	6,330
Series 2022 D1, 5% 11/1/34	5,910	6,841
Series 2022 F1, 5% 2/1/36	1,000	1,152
Series 2023 E1:
5% 11/1/37	10,335	11,880
5% 11/1/40	9,325	10,556
Series C:
4% 5/1/35	3,000	3,166
4% 5/1/36	8,615	9,036
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,351
5% 11/15/40	3,915	3,966
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,677
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,131
Series 2022 A, 5% 7/15/37	1,840	1,942
Series 2022:
5% 7/1/32	1,810	1,944
5% 7/1/33	900	964
5% 7/1/34	255	272
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	14,951
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	858
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,023
Series 2015 D1, 5% 11/15/33	4,015	4,105
Series 2016 B, 5% 11/15/25	3,480	3,574
Series 2017 A1, 5% 11/15/31	2,000	2,099
Series 2017 C-2, 0% 11/15/33	9,795	6,956
Series 2017 C1:
4% 11/15/35	1,770	1,789
5% 11/15/26	5,975	6,248
5% 11/15/27	4,435	4,727
5% 11/15/30	4,315	4,617
5% 11/15/33	6,955	7,413
Series 2017 D:
5% 11/15/30	1,900	2,033
5% 11/15/33	6,725	7,168
Series 2020 D, 5% 11/15/43	2,500	2,661
New York State Dorm. Auth.:
Series 2019 D, 4% 2/15/36	10,000	10,450
Series 2020 A, 4% 3/15/34	3,055	3,246
Series 2021 E, 5% 3/15/36	11,725	13,478
Series 2022 A:
5% 3/15/33	3,825	4,444
5% 3/15/36	9,140	10,506
5% 3/15/41	2,640	2,919
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,582
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,694
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,994
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,682
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,135
Series 2023 C2, 3.8%, tender 5/1/29 (b)	1,670	1,671
Series 2023 E2, 3.875%, tender 5/1/28 (b)	3,095	3,107
Series 2021 A, 0.75% 11/1/25	3,920	3,685
Series 2021 B, 0.55% 11/1/24	4,735	4,637
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	885	864
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,706
5% 3/15/36	7,610	8,548
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	8,501
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	25,350	28,748
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	8,027
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,590
Series 2020, 5% 10/1/35 (c)	11,390	12,073
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,091
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/28 (c)	1,220	1,296
5% 12/1/33 (c)	1,800	1,954
Series 2020 C:
4% 12/1/39	1,350	1,328
4% 12/1/40	1,500	1,458
4% 12/1/41	1,450	1,397
4% 12/1/42	1,400	1,337
5% 12/1/28	950	1,020
5% 12/1/29	950	1,035
5% 12/1/30	750	827
5% 12/1/31	950	1,047
5% 12/1/32	1,125	1,239
5% 12/1/33	2,640	2,901
5% 12/1/34	1,600	1,755
5% 12/1/35	1,500	1,639
5% 12/1/36	1,700	1,845
5% 12/1/37	1,755	1,892
5% 12/1/38	1,500	1,609
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/30 (c)	1,900	2,064
Series 2022:
5% 12/1/27 (c)	8,980	9,396
5% 12/1/28 (c)	2,400	2,549
5% 12/1/32 (c)	8,050	8,919
5% 12/1/33 (c)	9,440	10,453
5% 12/1/34 (c)	10,315	11,421
5% 12/1/35 (c)	5,155	5,680
5% 12/1/36 (c)	3,515	3,840
5% 12/1/37 (c)	9,375	10,157
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,315
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,882
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,011
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,514
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,644
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,414
5% 12/1/34	2,300	2,595
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,177
5.375% 11/1/54 (d)	2,155	1,764
Triborough Brdg & Tunl Auth. Series 2023 A, 5% 5/15/40	835	952
Triborough Bridge & Tunnel Auth. Series 2023 A:
4% 11/15/33	1,430	1,574
4% 11/15/34	285	311
5% 11/15/34	1,070	1,267
TOTAL NEW YORK		718,897
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,702
Series 2019 218, 5% 11/1/36 (c)	1,080	1,151
Series 2021 226, 5% 10/15/33 (c)	1,350	1,499
Series 2021 227, 2% 10/1/33 (c)	19,565	15,920
Series 2022 231:
5% 8/1/33 (c)	12,500	14,030
5% 8/1/34 (c)	7,095	7,952
Series 2022 236:
5% 1/15/33 (c)	2,000	2,238
5% 1/15/34 (c)	3,485	3,930
5% 1/15/35 (c)	2,000	2,248
5% 1/15/36 (c)	1,000	1,118
5% 1/15/37 (c)	1,000	1,108
5% 1/15/39 (c)	2,390	2,602
5% 1/15/40 (c)	5,000	5,419
5% 1/15/41 (c)	6,350	6,847
5% 1/15/42 (c)	4,100	4,406
Series 2023 238, 5% 7/15/39 (c)	3,150	3,443
Series 2023 242:
5% 12/1/36 (c)	1,750	1,958
5% 12/1/37 (c)	2,200	2,439
5% 12/1/38 (c)	2,000	2,198
5% 12/1/39 (c)	4,150	4,549
Series 223, 4% 7/15/39 (c)	2,175	2,159
TOTAL NEW YORK AND NEW JERSEY		90,916
North Carolina - 0.7%
Alamance County Series 2021, 2% 5/1/34	4,025	3,367
Charlotte Gen. Oblig. Series 2021 A:
2% 6/1/36	2,190	1,776
2% 6/1/37	2,500	1,964
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,790
Forsyth County Series 2021 B, 1.625% 3/1/34	2,815	2,265
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	395	421
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,032
4% 5/1/33	1,000	1,030
4% 5/1/34	900	925
5% 5/1/26	275	282
5% 5/1/27	400	418
5% 5/1/28	415	440
5% 5/1/29	525	565
5% 5/1/30	560	611
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2022 48, 3.75% 7/1/52	8,765	8,628
Series 2023 52A, 6.25% 1/1/55	5,000	5,457
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,713
Series 2020 A, 3% 7/1/45	2,125	1,667
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,183
Series 2021 A, 5% 2/1/25	185	187
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A:
5% 6/1/43 (c)	5,050	5,130
5.5% 6/1/30 (c)	1,110	1,204
5.5% 6/1/31 (c)	2,450	2,680
5.5% 6/1/32 (c)	2,750	3,027
5.5% 6/1/33 (c)	2,750	3,040
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,065
5% 5/1/27 (c)	1,500	1,572
5% 5/1/28 (c)	1,875	2,000
5% 5/1/29 (c)	1,500	1,623
5% 5/1/30 (c)	1,320	1,443
5% 5/1/31 (c)	1,350	1,473
5% 5/1/32 (c)	1,100	1,197
TOTAL NORTH CAROLINA		84,175
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
3% 12/1/39	2,235	1,836
4% 12/1/38	1,250	1,180
4% 12/1/40	5,675	5,259
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	3,655	3,531
Series 2022 A, 4% 1/1/53	7,740	7,678
Series 2023 F, 6.25% 1/1/54	1,790	1,956
TOTAL NORTH DAKOTA		21,440
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	956
4% 11/15/35	1,000	973
4% 11/15/36	1,000	962
5% 11/15/32	700	754
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,533
5% 12/1/30	2,290	2,548
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,932
Series 2017 A, 5% 2/15/36	5,000	5,334
Series 2021 A:
4% 2/15/36	4,045	4,227
4% 2/15/37	3,000	3,101
4% 2/15/38	215	220
5% 2/15/33	2,750	3,101
5% 2/15/34	4,000	4,506
5% 2/15/35	2,715	3,055
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/36	2,290	2,477
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	981
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,497
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,191
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	1,964
Cleveland Income Tax Rev. Series 2021 A1, 3% 10/1/38	1,205	1,086
Columbus City School District Series 2016 A:
5% 12/1/32	1,490	1,548
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	280	290
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,390
5% 6/15/26	2,515	2,510
5% 6/15/27	2,640	2,635
5% 6/15/28	2,770	2,761
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,202
5% 12/1/35	1,000	1,095
5% 12/1/36	1,180	1,285
5% 12/1/44	970	958
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	1,990
5% 11/1/26	2,040	2,132
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,240
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,408
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,070
5% 8/1/32	1,000	1,070
5% 8/1/33	1,000	1,067
Miami Univ. Series 2020 A:
5% 9/1/30	140	158
5% 9/1/31	950	1,071
5% 9/1/33	1,770	1,982
5% 9/1/34	2,500	2,795
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	580
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	4,395	4,387
5% 2/15/44	6,580	6,144
5% 2/15/48	4,500	4,117
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	1,175	1,058
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	3,440	3,474
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,640
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	2,630
5% 1/1/29	4,855	5,216
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	5,475	5,346
Series 2020 A, 4% 1/15/50	1,580	1,456
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	535	536
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	6,335	6,959
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,243
5% 12/1/30	1,000	1,147
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,230
Ohio Wtr. Dev. Auth. Rev. Series 2022 A, 5% 12/1/40	1,065	1,206
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 12/1/38	2,505	2,766
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,300
Series 2019, 5% 2/15/29	3,700	3,840
TOTAL OHIO		172,330
Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,096
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,167
5% 6/1/28	1,455	1,457
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,046
5% 10/1/26	1,455	1,492
5% 10/1/27	1,155	1,184
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024:
5% 10/1/32	1,000	1,156
5% 10/1/34	1,750	2,063
5% 10/1/35	1,650	1,940
5% 10/1/36	1,250	1,453
5% 10/1/37	1,000	1,150
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,557
4% 8/1/34	2,755	2,654
5% 8/1/24	590	589
5% 8/1/25	930	934
5% 8/1/26	540	546
5% 8/1/27	680	692
5% 8/1/28	725	744
5% 8/1/29	755	780
5% 8/1/30	1,370	1,416
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	1,160	1,275
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	1,300	1,467
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,105
TOTAL OKLAHOMA		31,963
Oregon - 1.1%
Clackamas County Series 2020, 1.625% 6/1/37	1,195	864
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	980
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	14,262
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.):
Series 2019 A, 2.65% 7/1/39	2,630	2,180
Series 2022 A, 4% 7/1/51	6,550	6,500
Port of Portland Arpt. Rev.:
Series 2020 27A, 4% 7/1/39 (c)	2,545	2,516
Series 2022 28, 4% 7/1/35 (c)	3,000	3,073
Series 2023 29:
5% 7/1/30 (c)	12,085	13,234
5% 7/1/31 (c)	12,035	13,341
5% 7/1/33 (c)	9,960	11,286
5% 7/1/34 (c)	2,730	3,089
5% 7/1/38 (c)	2,680	2,948
5.25% 7/1/40 (c)	19,745	21,869
Series 23, 5% 7/1/27	1,475	1,501
Series 24 B:
5% 7/1/31 (c)	1,000	1,039
5% 7/1/32 (c)	2,795	2,904
Series 26 A:
5% 7/1/29	1,155	1,256
5% 7/1/33	785	884
Series 26 B, 5% 7/1/29	1,000	1,092
Series 26 C:
5% 7/1/25 (c)	800	812
5% 7/1/26 (c)	1,300	1,342
5% 7/1/27 (c)	1,090	1,145
Series 27 A, 5% 7/1/36 (c)	8,655	9,351
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,846
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,092
TOTAL OREGON		124,406
Pennsylvania - 3.9%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
5% 1/1/33 (c)	3,635	3,962
5% 1/1/51 (c)	31,125	32,152
5% 1/1/56 (c)	14,945	15,307
Series 2023 A:
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	1,730	1,949
5% 1/1/35 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,248
5.25% 1/1/36 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	1,138
5.25% 1/1/37 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	1,128
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	17,865	19,114
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	860
4% 3/1/37	1,000	1,033
4% 3/1/38	1,050	1,073
4% 3/1/39	2,000	2,034
4% 3/1/40	2,115	2,136
4% 3/1/41	385	388
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/24	2,300	2,307
5% 7/15/25	3,030	3,088
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,445	2,027
4% 12/1/41	5,005	3,544
4.25% 12/1/50	5,575	3,670
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,745
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,603
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,295
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A:
5% 10/1/28	1,385	1,365
5% 10/1/29	1,495	1,475
5% 10/1/32	4,670	4,581
5% 10/1/36	7,560	7,364
5% 10/1/40	3,490	3,297
Series 2019:
5% 9/1/30	1,250	1,351
5% 9/1/31	2,500	2,698
5% 9/1/33	1,370	1,478
Pennsylvania Econ. Dev. Fing. Auth. Series 2023 A1, 5% 5/15/31	17,825	20,123
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2:
5% 7/1/38	1,045	1,106
5% 7/1/42	3,000	3,106
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4%, tender 4/15/24 (b)(c)	6,400	6,398
Series 2019 B1, 4%, tender 4/15/24 (b)(c)	7,700	7,698
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,161
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 3.85%, tender 4/4/24 (b)(c)(g)	9,105	9,092
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	12,065
Pennsylvania Gen. Oblig.:
Series 2016, 4% 2/1/32	6,490	6,570
Series 2017, 5% 1/1/27	8,765	9,243
Series 2018:
3.2% 3/1/29	16,970	16,985
3.35% 3/1/30	25,255	25,395
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	4,005
5% 6/1/30 (c)	8,600	9,137
5% 6/1/31 (c)	4,900	5,246
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,286
5% 8/15/30	2,090	2,212
Series 2017, 5% 8/15/27	1,165	1,239
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,493
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	877
5% 12/1/33	3,405	3,523
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	940
Pennsylvania State Univ. Series 2023:
5% 9/1/38	750	867
5% 9/1/39	750	864
5% 9/1/40	1,500	1,717
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,279
5% 12/1/33	1,215	1,324
Series 2017 A1:
5% 12/1/29	1,455	1,559
5% 12/1/34	970	1,035
Series 2021 B:
5% 12/1/33	2,095	2,412
5% 12/1/34	1,750	2,007
5% 12/1/35	1,750	1,999
Series 2021 C:
4% 12/1/38	1,040	1,058
5% 12/1/37	1,300	1,462
Series 2023:
5% 12/1/32	3,205	3,710
5% 12/1/33	12,980	15,245
5% 12/1/34	5,325	6,241
5% 12/1/35	1,425	1,663
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/26 (c)	2,950	3,038
5% 7/1/29 (c)	1,200	1,251
5% 7/1/30 (c)	1,720	1,795
5% 7/1/31 (c)	2,430	2,536
5% 7/1/35 (c)	800	833
5% 7/1/47 (c)	3,065	3,110
Series 2020 A:
4% 7/1/35	2,000	2,071
4% 7/1/36	3,500	3,587
Series 2021, 5% 7/1/36 (c)	2,750	2,982
Philadelphia Gas Works Rev. Series 15:
5% 8/1/24	730	732
5% 8/1/25	775	790
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	2,969
5% 8/1/29	10,165	10,339
5% 8/1/30	10,705	10,884
5% 8/1/31	11,280	11,460
Series 2019 A:
5% 8/1/24	3,425	3,439
5% 8/1/26	3,225	3,353
Series 2019 B:
5% 2/1/25	1,135	1,149
5% 2/1/26	1,180	1,218
5% 2/1/27	1,500	1,576
5% 2/1/28	2,250	2,412
5% 2/1/29	2,425	2,646
Philadelphia School District:
Series 2019 A, 5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	3,675	3,981
Series 2019 B, 5% 9/1/29	3,070	3,338
Series 2019 C, 5% 9/1/33	11,245	12,354
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,289
5% 6/1/37	2,000	2,270
5% 6/1/38	1,500	1,700
5% 6/1/39	1,850	2,082
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	620
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,136
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,483
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,059
5% 6/1/39	4,690	4,945
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,162
5% 6/1/34	1,000	1,160
5% 6/1/35	1,750	2,023
5% 6/1/36	2,500	2,872
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,364
TOTAL PENNSYLVANIA		456,760
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (d)	1,500	1,582
Series 2021 B, 5% 7/1/37 (d)	7,175	7,522
Series 2022 A, 5% 7/1/37 (d)	3,620	3,815
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	2,040	2,020
4% 7/1/33	27,122	27,017
4% 7/1/35	9,725	9,534
5.625% 7/1/29	4,097	4,482
Series 2022 A1, 5.375% 7/1/25	4,735	4,829
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	1,450	1,463
Series 2019 A2, 4.329% 7/1/40	20,840	20,846
TOTAL PUERTO RICO		83,110
Rhode Island - 0.7%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,241
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	11,792
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	10,478
5% 9/1/36	320	308
Series 2016, 5% 5/15/39	5,475	5,509
Series 2024:
5% 5/15/34	6,100	6,919
5% 5/15/35	1,320	1,483
5% 5/15/37	735	814
5% 5/15/38	880	963
5% 5/15/40	735	796
5% 5/15/41	800	860
5% 5/15/43	790	841
5% 5/15/44	550	585
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,102
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/33	315	364
5% 11/1/34	375	437
5% 11/1/35	350	407
5% 11/1/37	400	457
5% 11/1/38	350	397
5% 11/1/39	395	444
5% 11/1/40	600	671
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,155	1,145
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,165
5% 12/1/27 (c)	1,500	1,555
5% 12/1/28 (c)	1,750	1,856
5% 12/1/29 (c)	1,875	2,018
5% 12/1/30 (c)	1,125	1,214
5% 12/1/31 (c)	1,575	1,716
Series 2023 A, 5% 12/1/32 (c)	5,100	5,551
Series A:
3.5% 12/1/34 (c)	1,440	1,351
4% 12/1/26 (c)	520	518
5% 12/1/29 (c)	1,650	1,776
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,095
5% 6/1/27	1,770	1,799
5% 6/1/28	2,330	2,370
TOTAL RHODE ISLAND		84,997
South Carolina - 0.8%
Beaufort County School District Series 2021 A, 2% 3/1/34	3,890	3,275
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/25	970	984
Patriots Energy Group Fing. Agcy. Bonds Series 2023 B1, 5.25%, tender 3/1/31 (b)	21,845	23,670
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	3,952
5% 12/1/29	3,155	3,208
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,020	2,002
Series 2020 A, 4% 7/1/50	2,030	2,012
Series 2023 B, 6% 1/1/54	3,900	4,286
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016, 5% 2/1/26	1,650	1,692
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,716
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,017
Series 2018:
5% 7/1/28 (c)	2,235	2,356
5% 7/1/30 (c)	4,790	5,071
5% 7/1/33 (c)	2,150	2,272
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	3,907
5% 12/1/26	3,885	3,896
5% 12/1/27	3,010	3,020
Series 2016 B:
5% 12/1/35	6,250	6,459
5% 12/1/36	9,330	9,613
Series 2022 E, 5.25% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,386
Series A:
4% 12/1/33	900	928
4% 12/1/34	4,000	4,115
4% 12/1/35	500	511
4% 12/1/37	2,000	2,011
5% 12/1/31	2,800	3,113
TOTAL SOUTH CAROLINA		96,472
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
5% 11/1/24	1,200	1,208
5% 11/1/25	1,175	1,183
5% 11/1/26	195	196
Series 2017:
5% 7/1/24	435	436
5% 7/1/27	365	385
5% 7/1/33	1,700	1,798
5% 7/1/35	1,360	1,432
South Dakota Hsg. Dev. Auth.:
Series 2023 G, 6.25% 5/1/55	2,550	2,786
Series A, 3% 11/1/51	2,970	2,875
TOTAL SOUTH DAKOTA		12,299
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,981
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,027
5% 7/1/30	1,165	1,235
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	997
Series 2017:
5% 4/1/24	970	970
5% 4/1/25	1,315	1,325
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. (Provident Group - UTK Properties LLC - Univ. of Tennessee Proj.) Series 2024 A1:
5% 7/1/34	550	626
5% 7/1/35	615	697
5% 7/1/37	450	501
5% 7/1/38	500	553
5% 7/1/39	500	550
5% 7/1/40	425	465
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	1,000	1,013
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,248
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,440
Series 2017, 4% 7/1/31	17,400	17,889
Series 2018, 4% 7/1/34	6,000	6,210
Series 2021 C, 3% 1/1/35	1,100	1,068
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,536
Tennessee Energy Acquisition Corp. Bonds Series 2018, 4%, tender 11/1/25 (b)	10,670	10,706
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	1,040	855
2.8% 7/1/44	1,265	974
Series 2019 4, 2.9% 7/1/39	2,385	2,032
Series 2022 1, 3.75% 7/1/52	5,770	5,680
Williamson County Tenn Series 2017, 3.05% 4/1/34	1,680	1,637
TOTAL TENNESSEE		83,215
Texas - 12.7%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,170
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,706
5% 11/15/34 (c)	1,750	1,760
Series 2019 B:
5% 11/15/27 (c)	1,500	1,583
5% 11/15/28 (c)	2,250	2,407
5% 11/15/29 (c)	1,500	1,631
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,863
5% 9/1/35	2,500	2,894
5% 9/1/36	3,035	3,487
Austin Independent School District:
Series 2021:
4% 8/1/32	8,300	8,879
4% 8/1/33	9,255	9,878
4% 8/1/34	10,590	11,277
4% 8/1/35	7,215	7,643
Series 2023:
5% 8/1/35	2,000	2,345
5% 8/1/39	1,795	2,042
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,158
5% 11/15/33	650	761
5% 11/15/35	1,000	1,163
5% 11/15/36	1,000	1,153
Birdville Independent School District:
Series 2020, 2.375% 2/15/35	1,575	1,386
Series 2021, 5% 2/15/26	2,225	2,297
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023:
5% 7/1/37	8,235	9,364
5% 7/1/38	8,030	9,051
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,595	5,548
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/39	1,515	1,118
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	3,057
Cedar Park:
Series 2020, 1.75% 2/15/37	1,635	1,226
Series 2022, 5% 2/15/36	1,245	1,402
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,189
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	1,980
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,451
Series 2020 E:
4% 1/1/34	950	982
4% 1/1/36	750	770
5% 1/1/30	850	928
5% 1/1/32	800	873
5% 1/1/35	915	993
Series 2020 G:
4% 1/1/34	1,000	1,018
4% 1/1/35	1,000	1,013
4% 1/1/36	1,000	1,010
5% 1/1/28	500	525
5% 1/1/29	750	806
5% 1/1/30	670	724
5% 1/1/31	725	783
5% 1/1/32	870	940
Series 2021 B, 5% 1/1/35	1,000	1,099
City of Denton Series 2020:
2% 2/15/35	1,430	1,173
2% 2/15/36	1,465	1,173
2% 2/15/36	2,670	2,137
2% 2/15/37	510	399
2% 2/15/37	1,495	1,159
2% 2/15/38	1,255	942
2% 2/15/38	1,525	1,144
2% 2/15/39	1,560	1,114
2% 2/15/40	1,585	1,116
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	6,655	6,660
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/25	20,810	21,102
5% 2/15/27	3,475	3,599
Series 2019 A, 3% 2/15/33	5,000	4,849
Series 2020, 4% 2/15/33	1,425	1,491
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,119
Series 2020 A:
5% 12/1/25	750	773
5% 12/1/26	1,000	1,054
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A:
5% 11/1/30	3,090	3,500
5% 11/1/31	1,300	1,472
5% 11/1/32	2,000	2,260
5% 11/1/33	2,000	2,259
Series 2020 B, 4% 11/1/35	7,865	8,168
Dallas Gen. Oblig.:
Series 2019 B:
5% 2/15/30	4,080	4,473
5% 2/15/32	7,095	7,778
5% 2/15/33	7,585	8,310
Series 2024 A:
5% 2/15/28	19,880	21,433
5% 2/15/29	16,030	17,649
5% 2/15/30	20,305	22,812
5% 2/15/31	8,555	9,769
5% 2/15/32	16,800	19,448
5% 2/15/33	8,555	10,029
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,886
5% 2/15/29	2,355	2,550
5% 2/15/30	5,095	5,529
Series 2021, 4% 2/15/26	2,455	2,495
Dallas Wtrwks. & Swr. Sys. Rev. Series 2021 C, 3% 10/1/36	2,080	1,954
Del Valle Independent School District Series 2021, 2% 6/15/36	3,740	2,980
Denton Independent School District:
Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	670	666
2%, tender 8/1/24 (b)	1,395	1,387
Series 2019:
2%, tender 8/1/24 (b)	1,090	1,083
2%, tender 8/1/24 (b)	6,030	5,990
Series 2016, 0% 8/15/25	2,770	2,645
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,374
5% 8/15/34	1,010	1,173
5% 8/15/35	1,300	1,505
5% 8/15/36	1,895	2,178
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,518
5% 8/15/31	3,610	3,903
5% 8/15/32	3,620	3,908
5% 8/15/33	5,890	6,350
5% 8/15/34	2,945	3,170
El Paso Wtr. & Swr. Rev. Series 2022:
5% 3/1/35	7,140	8,020
5% 3/1/36	5,835	6,520
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,684
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,400	7,718
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	5,944
Series 2020, 5% 3/1/29	4,200	4,628
Series 2021:
2% 3/1/36	6,480	5,175
2% 3/1/37	6,480	5,008
Fort Worth Independent School District:
Series 2016, 5% 2/15/26	3,530	3,652
Series 2023:
5% 2/15/36	440	512
5% 2/15/37	900	1,039
5% 2/15/38	1,125	1,288
5% 2/15/39	1,700	1,934
Fort Worth Wtr. & Swr. Rev. Series 2022, 5% 2/15/34	2,135	2,431
Frisco Texas Series 2022:
2% 2/15/37	4,640	3,581
2% 2/15/41	2,290	1,575
Galveston Wharves &Term. Series 2023, 5% 8/1/35 (c)	1,185	1,274
Garland Series 2021, 2% 2/15/39	1,660	1,198
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,562
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,700
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,913
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,769
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	42,630	45,291
Series 2018 A:
5% 10/1/31	4,965	5,365
5% 10/1/32	4,210	4,543
5% 10/1/33	6,420	6,916
5% 10/1/34	4,855	5,220
Grand Prairie Series 2023:
4% 2/15/38	1,755	1,796
4% 2/15/39	1,465	1,491
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	10,165	11,102
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,239
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,806
Series 2019 A:
4% 10/1/35	1,750	1,774
4% 10/1/36	3,000	3,017
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,409
4% 10/1/33	6,045	6,349
4% 10/1/34	4,995	5,228
4% 10/1/35	3,400	3,541
4% 10/1/36	3,920	4,051
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,327
5% 8/15/32	2,500	2,914
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	1,041
5% 2/15/34	1,000	1,138
5% 2/15/35	1,650	1,874
5% 2/15/36	2,250	2,543
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,684
5% 7/1/27 (c)	2,180	2,285
5% 7/1/28 (c)	970	1,031
Series 2018 B:
5% 7/1/28	3,110	3,368
5% 7/1/29	12,140	13,186
5% 7/1/30	6,385	6,940
Series 2020 A:
4% 7/1/35 (c)	1,500	1,509
4% 7/1/39 (c)	1,895	1,863
Series 2021 A:
4% 7/1/35 (c)	1,100	1,107
4% 7/1/36 (c)	2,180	2,185
4% 7/1/37 (c)	1,200	1,190
4% 7/1/38 (c)	1,750	1,725
4% 7/1/39 (c)	4,500	4,423
Series 2023 A:
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (c)	3,850	4,309
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,216
5.25% 7/1/39 (Assured Guaranty Muni. Corp. Insured) (c)	2,700	3,009
5.25% 7/1/40 (Assured Guaranty Muni. Corp. Insured) (c)	5,000	5,538
Series 2023, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,200
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,076
5% 9/1/30	1,250	1,347
5% 9/1/31	1,650	1,778
5% 9/1/33	1,535	1,656
5% 9/1/34	1,250	1,349
5% 9/1/35	1,700	1,830
Houston Gen. Oblig. Series 2017 A, 5% 3/1/25	4,080	4,137
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,529
Series 2016 B, 5% 11/15/33	2,330	2,434
Series 2018 D, 5% 11/15/31	5,000	5,456
Series 2020 C:
4% 11/15/35	1,500	1,567
5% 11/15/30	2,145	2,435
5% 11/15/31	2,500	2,834
5% 11/15/32	2,000	2,263
Series 2021 A:
4% 11/15/35	700	735
4% 11/15/36	700	728
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	488
5% 10/15/26	680	699
5% 10/15/27	485	500
5% 10/15/29	630	650
5% 10/15/31	990	1,019
5% 10/15/35	1,425	1,461
5% 10/15/36	3,115	3,184
5% 10/15/39	1,215	1,233
5% 10/15/44	1,440	1,452
Lamar Consolidated Independent School District Series 2023:
5% 2/15/37	2,000	2,298
5% 2/15/38	1,750	1,989
5% 2/15/39	5,000	5,627
5% 2/15/40	2,765	3,084
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,383
5% 11/1/31 (c)	5,730	5,827
5% 11/1/35 (c)	1,700	1,726
Series 2017:
5% 11/1/26 (c)	1,000	1,036
5% 11/1/33 (c)	1,250	1,287
5% 11/1/34 (c)	2,925	3,005
5% 11/1/35 (c)	4,065	4,169
5% 11/1/36 (c)	5,170	5,288
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,411
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,489
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,452
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,923
5% 5/15/34	2,430	2,622
5% 5/15/36	2,430	2,609
Series 2019:
5% 5/15/32	1,500	1,651
5% 5/15/33	2,250	2,474
5% 5/15/34	2,250	2,471
5% 5/15/35	5,575	6,104
5% 5/15/36	1,075	1,172
Series 2021, 5% 5/15/25	3,620	3,679
Series 2022 A:
5% 5/15/32	395	455
5.25% 5/15/35	1,500	1,749
Series 2015 B:
5% 5/15/25	6,615	6,723
5% 5/15/27	2,915	2,957
5% 5/15/28	2,845	2,886
5% 5/15/29	8,255	8,375
Series 2015 D, 5% 5/15/26	1,360	1,378
Series 2020, 5% 5/15/26	3,350	3,482
Lubbock County Tex Series 2023 A:
4% 2/15/39	3,250	3,303
5% 2/15/35	1,905	2,191
5% 2/15/37	2,950	3,348
5% 2/15/38	3,105	3,482
Magnolia Independent School District Series 2023:
5% 8/15/38	1,135	1,278
5% 8/15/39	3,700	4,134
Mansfield Tex Series 2020, 2.5% 2/15/39	1,425	1,135
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,461
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,132
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,563
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 3.825%, tender 4/4/24 (b)(c)(g)	1,145	1,143
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	1,968
5% 8/15/25	2,430	2,480
5% 8/15/26	1,505	1,564
5% 8/15/27	1,565	1,658
5% 8/15/30	2,330	2,482
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,196
5% 4/1/28	1,395	1,438
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,279
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/24	1,770	1,771
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Series 2021, 2% 6/1/39	2,195	1,581
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/33	1,280	1,347
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	483
5% 1/1/31	660	678
5% 1/1/32	2,915	3,060
Series 2015 B:
5% 1/1/29	9,710	9,822
5% 1/1/30	4,855	4,912
Series 2019 A, 4% 1/1/36	1,725	1,775
Series 2019 B, 5% 1/1/25	3,390	3,428
Series 2020 A, 4% 1/1/37	3,395	3,472
Series 2021 B, 4% 1/1/39	8,025	8,183
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (b)	19,500	19,291
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,573
Pecos Barstow Toyah Independent School District Series 2023:
5% 2/15/31	2,200	2,349
5% 2/15/32	2,750	2,936
5% 2/15/33	2,200	2,348
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	3,485	3,390
Plano Independent School District Series 2023:
5% 2/15/34	650	760
5% 2/15/35	2,000	2,328
5% 2/15/36	2,800	3,237
5% 2/15/37	3,125	3,580
5% 2/15/38	3,300	3,743
Prosper Independent School District Series 2021 A:
3% 2/15/36	4,780	4,544
3% 2/15/37	1,370	1,279
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,564
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,486
5% 7/1/28 (c)	1,085	1,154
5% 7/1/29 (c)	1,270	1,372
5% 7/1/29 (c)	3,200	3,439
5% 7/1/30 (c)	1,235	1,330
5% 7/1/30 (c)	1,510	1,627
5% 7/1/31 (c)	2,310	2,488
5% 7/1/31 (c)	1,250	1,346
5% 7/1/32 (c)	1,195	1,287
5% 7/1/32 (c)	950	1,023
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,156
Series 2017:
5% 2/1/29	1,455	1,552
5% 2/1/30	970	1,035
5% 2/1/31	1,455	1,550
5% 2/1/33	1,165	1,236
Series 2019, 5% 2/1/36	5,980	6,571
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,365
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,717
Series 2022 A:
5% 5/15/40	2,730	3,016
5% 5/15/41	2,485	2,728
Series 2022 B:
5% 5/15/32	730	846
5% 5/15/33	675	781
5% 5/15/35	1,460	1,679
5% 5/15/36	1,590	1,813
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	5,276
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,844
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,135
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,650
5% 2/15/34	2,040	2,122
Series 2018 B, 5% 7/1/43	3,100	3,239
Tarrant County Tex Hosp. District Series 2023:
5% 8/15/33	1,105	1,278
5.25% 8/15/35	1,635	1,911
5.25% 8/15/36	1,000	1,158
5.25% 8/15/37	1,000	1,149
5.25% 8/15/38	1,220	1,390
5.25% 8/15/39	1,750	1,984
Texas A&M Univ. Rev.:
Series 2021 A, 4% 5/15/34	1,000	1,058
Series 2022:
5% 5/15/32	1,000	1,171
5% 5/15/33	1,000	1,162
5% 5/15/34	1,250	1,449
5% 5/15/35	1,000	1,156
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,196	5,428
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	16,210	17,826
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,305	4,269
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,736
Series 2014, 5% 8/1/26 (c)	5,020	5,001
Series 2016, 5.5% 8/1/26 (c)	3,750	3,913
Series 2017, 3% 8/1/34 (c)	2,755	2,592
Series 2020 A, 4% 8/1/32 (c)	1,700	1,736
Series 2020 B:
4% 8/1/28 (c)	4,340	4,417
4% 8/1/29 (c)	5,605	5,733
4% 8/1/30 (c)	5,885	6,040
4% 8/1/31 (c)	6,180	6,364
Series 2021 A:
5% 8/1/30 (c)	5,720	6,267
5% 8/1/31 (c)	6,175	6,848
5% 8/1/32 (c)	6,480	7,174
5% 8/1/33 (c)	4,805	5,317
Series 2021 B, 5% 8/1/32 (c)	4,915	5,504
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	4,835	5,412
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	1,125	1,079
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,849
4% 12/31/33	1,710	1,771
4% 6/30/34	4,000	4,138
4% 12/31/34	4,000	4,130
4% 6/30/35	4,000	4,125
4% 6/30/36	1,290	1,325
4% 12/31/36	2,965	3,046
Series 2023:
5% 6/30/34 (c)	2,110	2,276
5% 12/31/34 (c)	2,655	2,859
5.125% 6/30/35 (c)	2,185	2,361
5.125% 12/31/35 (c)	2,095	2,260
5.25% 6/30/36 (c)	2,310	2,496
5.25% 12/31/36 (c)	1,965	2,120
5.375% 6/30/37 (c)	1,275	1,379
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/26	2,600	2,681
5% 2/1/27	2,500	2,633
5% 2/1/28	1,315	1,413
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,802
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	40,993
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,161
5% 4/15/26	4,195	4,358
5% 4/15/29	6,310	6,725
5% 4/15/30	16,995	18,132
Series 2018 A, 4% 10/15/32	7,000	7,248
Series 2018 B:
4% 10/15/36	9,840	10,079
5% 4/15/29	2,750	3,006
5% 10/15/29	2,250	2,462
5% 10/15/30	3,240	3,550
5% 4/15/31	5,000	5,479
Series 2019 A, 5% 4/15/32	3,805	4,244
Series 2019:
5% 8/1/30	8,650	9,612
5% 8/1/31	4,500	5,000
5% 8/1/32	3,000	3,340
5% 8/1/33	3,450	3,831
5% 8/1/34	4,500	4,989
5% 8/1/35	5,500	6,083
Series 2020, 5% 8/1/30	3,210	3,641
Series 2021, 4% 8/1/35	6,945	7,371
Series 2022:
5% 4/15/32	1,000	1,166
5% 10/15/32	1,350	1,586
5% 4/15/33	850	996
5% 10/15/33	1,300	1,527
Travis County Gen. Oblig. Series 2019 A:
5% 3/1/34	5,645	6,205
5% 3/1/35	17,080	18,736
5% 3/1/36	5,000	5,466
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	2,230	2,218
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,510
Series 2021 A, 2% 2/15/33	4,105	3,561
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	628
5% 4/15/33	520	597
5% 4/15/34	720	824
5% 4/15/35	755	861
5% 4/15/36	720	816
5% 4/15/37	950	1,067
5% 4/15/38	1,095	1,219
5% 4/15/39	1,190	1,319
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,417
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	1,740	1,804
Series 2023 A:
5% 7/1/32	13,135	15,429
5% 7/1/33	9,375	11,183
Waco Gen. Oblig.:
Series 2020:
2% 2/1/33	3,330	2,809
2.125% 2/1/35	2,240	1,848
2.375% 2/1/38	1,675	1,309
2.375% 2/1/39	3,800	2,884
Series 2023 A, 4% 2/1/39	3,990	4,087
Willis Independent School District Series 2021, 2% 2/15/36	1,700	1,375
TOTAL TEXAS		1,473,899
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	5,184
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,154
5% 7/1/28 (c)	3,885	4,049
5% 7/1/32 (c)	1,215	1,268
Series 2018 A:
5% 7/1/29 (c)	1,500	1,587
5% 7/1/30 (c)	1,345	1,425
Series 2021 A, 4% 7/1/38 (c)	5,000	4,939
Series 2023 A:
5.25% 7/1/36 (c)	1,500	1,708
5.25% 7/1/39 (c)	1,500	1,672
5.25% 7/1/40 (c)	2,125	2,354
Salt Lake Gen. Oblig. Series 2021:
3% 6/15/37	1,055	989
3% 6/15/38	1,085	992
3% 6/15/39	1,120	1,005
Washington County Utah School District (Utah School Bond Guaranty Prog.) Series 2020, 1.5% 3/1/33	1,840	1,482
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019:
2.375% 6/15/35	1,825	1,597
2.375% 6/15/36	1,150	987
TOTAL UTAH		32,392
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,639
Virginia - 1.8%
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	17,880	19,591
Series 2020:
5% 7/1/27	120	127
5% 7/1/28	1,175	1,265
5% 7/1/30	1,265	1,405
5% 7/1/32	1,005	1,109
Chesapeake Wtr. & Swr. Sys. Series 2021, 2% 7/1/37	1,395	1,090
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,708
5% 8/1/32	1,500	1,707
5% 8/1/33	1,500	1,705
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	4,440	4,622
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,263
5% 6/15/29	1,385	1,388
5% 6/15/33	1,475	1,478
Hampton Roads Trans. Accountability Commission Series 2021 A, 5% 7/1/26 (Escrowed to Maturity)	28,000	29,122
Henrico County Series 2020 A, 2% 8/1/32	1,095	961
Manassas Series 2021:
1.75% 1/1/35	2,615	2,084
1.75% 1/1/36	2,640	2,052
2% 1/1/34	2,555	2,174
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,571
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	611
5% 6/15/32	1,750	1,799
5% 6/15/34	2,235	2,291
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,731
Series 2017 E, 5% 2/1/31	10,295	11,151
Series 2020 A:
5% 2/1/34	1,050	1,176
5% 2/1/35	2,500	2,796
Series 2021 A, 3% 2/1/39	2,670	2,407
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,616
Series 2017 C, 4% 2/1/34	6,890	7,018
Series 2019 A, 3% 2/1/36	3,445	3,277
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2023 A, 4% 9/1/41	4,100	4,182
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,631
Series 2022, 4% 5/15/33	6,530	7,037
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,789
4% 7/1/39 (c)	2,750	2,658
4% 1/1/40 (c)	3,200	3,061
5% 7/1/33 (c)	5,765	6,279
5% 7/1/36 (c)	2,875	3,094
5% 1/1/37 (c)	6,265	6,708
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,618
4% 7/1/35 (c)	2,540	2,573
4% 1/1/36 (c)	3,000	3,031
4% 1/1/37 (c)	4,500	4,508
4% 1/1/38 (c)	4,750	4,707
4% 1/1/39 (c)	4,000	3,916
4% 1/1/40 (c)	3,500	3,390
Series 2020 A:
5% 1/1/28	1,100	1,134
5% 1/1/29	1,400	1,458
5% 1/1/30	1,600	1,682
Virginia St Pub. School Auth. Spl. O Series 2023:
5% 8/1/36	1,000	1,180
5% 8/1/37	5,090	5,948
5% 8/1/38	2,370	2,741
5% 8/1/39	2,510	2,889
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	1,991
5% 1/1/33	2,515	2,581
TOTAL VIRGINIA		211,081
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,977
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,746
King County Gen. Oblig. Series 2021 A:
2% 1/1/36	1,100	894
2% 1/1/37	965	760
King County Highline School District # 401 Series 2023:
5% 12/1/38	1,750	1,998
5% 12/1/39	2,750	3,122
5% 12/1/40	3,200	3,613
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	3,120	3,198
Series 2023 A2, 5% 1/1/28	1,555	1,616
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,075
Series 2016 B:
5% 10/1/26 (c)	3,625	3,712
5% 10/1/29 (c)	4,615	4,710
Series 2016:
5% 2/1/27	1,205	1,240
5% 2/1/29	2,430	2,496
Series 2018 A:
5% 5/1/29 (c)	1,515	1,570
5% 5/1/37 (c)	2,290	2,335
Series 2019, 5% 4/1/28 (c)	2,250	2,381
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,056
Seattle Muni. Lt. & Pwr. Rev. Series 2021 A, 4% 7/1/35	8,490	9,022
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,102
5% 1/1/36	1,140	1,190
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/24	3,430	3,432
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	2,150	1,729
Series 2021, 4% 7/1/31	40,650	40,312
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,310
Series 2018 C, 5% 8/1/30	6,665	7,096
Series 2018 D:
5% 8/1/32	24,300	25,799
5% 8/1/33	30,735	32,621
Series 2019 B, 5% 6/1/34	3,300	3,582
Series 2020 C, 5% 2/1/37	9,530	10,546
Series 2021 A:
5% 8/1/35	2,625	2,954
5% 6/1/38	2,250	2,483
Series 2022 C, 4% 7/1/35	9,630	10,285
Series 2022 D, 4% 7/1/35	4,120	4,400
Series 2023 A, 5% 8/1/35	1,435	1,666
Series 2023 B, 5% 2/1/39	1,275	1,450
Series R-2017 A:
5% 8/1/28	1,735	1,804
5% 8/1/30	1,735	1,805
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	242
5% 7/1/26	1,935	1,957
5% 7/1/29	3,100	3,189
5% 7/1/34	610	626
5% 7/1/42	5,305	5,358
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,543
5% 10/1/28	2,045	2,174
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,313
5% 8/15/26	1,175	1,196
5% 8/15/28	3,825	3,943
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	5,956
Series 2015, 5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,282
Series 2017 B, 4% 8/15/41	5,900	5,664
Series 2017, 5% 8/15/32	1,520	1,565
Series 2019 A1:
5% 8/1/31	1,000	1,095
5% 8/1/35	1,500	1,626
Series 2019 A2, 5% 8/1/44	5,995	6,257
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	567
5% 10/1/31	2,635	2,713
5% 10/1/33	560	575
Series 2019, 4% 10/1/49	5,235	4,502
Series 2016 A, 5% 10/1/30	2,510	2,587
Washington State Hsg. Fin. Commission (Grata at Totem Lake Apts. Proj.) Series 2022 A, 2.85% 9/1/42	3,000	2,311
TOTAL WASHINGTON		285,328
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)(h)	3,425	3,409
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,031
TOTAL WEST VIRGINIA		6,440
Wisconsin - 1.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,120
5% 1/1/34	1,000	1,065
5% 1/1/38	1,050	1,098
Howard Suamico Scd Series 2021, 2% 3/1/37	4,410	3,459
Kohler Wis School District Series 2021:
2% 3/1/35	1,135	940
2% 3/1/36	1,160	938
2% 3/1/37	1,180	924
Madison Gen. Oblig. Series 2020 B:
2% 10/1/31	1,130	995
2% 10/1/33	1,130	963
Marathon County Wis Series 2021 B, 2.125% 2/1/41	1,600	1,122
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	5,655	5,872
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	20,085	18,649
Series 2019 A, 5% 10/1/44	3,600	3,731
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,137
5.25% 5/15/37 (d)	535	536
5.25% 5/15/42 (d)	420	408
5.25% 5/15/47 (d)	420	393
5.25% 5/15/52 (d)	790	722
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	1,420	1,349
5% 10/1/48 (d)	1,480	1,355
5% 10/1/53 (d)	3,010	2,683
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,088
Series 2020:
5% 4/1/30 (d)	400	416
5% 4/1/30 (Escrowed to Maturity) (d)	100	108
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	861
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	1,026
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	1,022
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	945
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	838
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	216
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	320
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	760
Wisconsin Gen. Oblig.:
Series 2021 2, 5% 5/1/25	5,270	5,369
Series 2021 A:
5% 5/1/32	7,920	8,614
5% 5/1/34	10,820	11,740
5% 5/1/35	11,365	12,292
Series 2022 4:
5% 5/1/34	3,000	3,505
5% 5/1/35	3,000	3,490
Series 2025 1:
5% 5/1/33 (h)	3,985	4,546
5% 5/1/36 (h)	900	1,040
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,590
Series 2014 A:
5% 11/15/24	8,510	8,546
5% 11/15/27	6,515	6,563
Series 2014:
5% 5/1/26 (Pre-Refunded to 5/1/24 @ 100)	810	811
5% 5/1/28 (Pre-Refunded to 5/1/24 @ 100)	1,750	1,751
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	865	866
Series 2015, 5% 12/15/27	1,175	1,186
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,263
Series 2017 A:
4% 4/1/39	5,325	5,177
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,910
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,228
Series 2019 B1, 2.825% 11/1/28	995	915
Series 2019:
5% 12/15/31	1,000	1,082
5% 12/15/32	1,750	1,891
5% 12/15/34	1,720	1,852
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	4,900	5,354
Series 2018, 5%, tender 6/22/29 (b)	7,105	7,768
Series 2024 B, 5%, tender 10/3/34 (b)	3,500	3,903
Series 2012:
5% 6/1/27	1,750	1,751
5% 6/1/32	995	996
5% 6/1/39	2,345	2,346
Series 2021, 3% 10/15/37	7,850	6,825
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	3,455	3,325
Series A, 3.5% 9/1/50	5,815	5,693
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	985	982
0.81%, tender 5/1/25 (b)	3,800	3,628
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26 (Escrowed to Maturity)	8,580	8,920
5% 5/1/27 (Escrowed to Maturity)	12,590	13,388
TOTAL WISCONSIN		219,165
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	250
TOTAL MUNICIPAL BONDS (Cost $11,284,273)		11,103,691

Municipal Notes - 0.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.2%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 4.2% 3/29/24, VRDN (b)(c)	20,600	20,600
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.95% 3/29/24, VRDN (b)(c)	3,010	3,010
TOTAL ALABAMA		23,610
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.35% 3/29/24, VRDN (b)(c)	7,100	7,100
Kentucky - 0.4%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.56% 3/29/24, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 4.56% 3/29/24, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		52,600
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.35% 4/4/24, VRDN (b)(c)	19,500	19,500
Vermont - 0.0%
Vermont Hsg. Fin. Agcy. Multi-family Participating VRDN Series Floater MIZ 91 46, 4.12% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	6,640	6,640
TOTAL MUNICIPAL NOTES (Cost $109,450)		109,450

Money Market Funds - 3.2%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.63% (k)(l) (Cost $365,472)	365,413,443	365,535

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $11,759,195)	11,578,676
NET OTHER ASSETS (LIABILITIES) - 0.2%	18,105
NET ASSETS - 100.0%	11,596,781

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,121,000 or 0.8% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Provides evidence of ownership in one or more underlying municipal bonds.
(j)	Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	454,142	767,835	856,504	3,343	26	36	365,535	17.5%
Total	454,142	767,835	856,504	3,343	26	36	365,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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